UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                               1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                ROGER P. JOSEPH
                             Bingham McCuthen LLP
                                 150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: September 30, 2005
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1. Schedule of Investments.


Accessor Growth Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (99.5%)

AEROSPACE & DEFENSE (3.2%)
Boeing                                                                                            4,000         $     271,800
Lockheed Martin                                                                                  31,500             1,922,760
Rockwell Collins                                                                                 31,700             1,531,744
United Technologies                                                                              10,100               523,584
                                                                                                                -------------
                                                                                                                    4,249,888
AIR FREIGHT & LOGISTICS (2.0%)
United Parcel Service                                                                            38,500             2,661,505
                                                                                                                -------------
                                                                                                                    2,661,505
BEVERAGES (1.2%)
Anheuser Busch                                                                                    2,900               124,816
Brown Forman                                                                                      7,700               458,458
Coca-Cola Company                                                                                10,600               457,814
Pepsi Bottling Group                                                                             10,200               291,210
PepsiCo                                                                                           4,700               266,537
                                                                                                                -------------
                                                                                                                    1,598,835
BIOTECHNOLOGY (0.3%)
Amgen *                                                                                           3,200               254,944
Genzyme *                                                                                         1,800               128,952
                                                                                                                -------------
                                                                                                                      383,896
BUILDING PRODUCTS (0.2%)
American Standard Companies                                                                       6,100               283,955
                                                                                                                -------------
                                                                                                                      283,955
CAPITAL MARKETS (2.8%)
Charles Schwab                                                                                   96,400             1,391,052
Franklin Resources                                                                               27,000             2,266,920
T Rowe Price Goup                                                                                   500                32,650
                                                                                                                -------------
                                                                                                                    3,690,622
CHEMICALS (0.8%)
Du Pont (EI) De Nemours                                                                           3,400               133,178
Ecolab                                                                                           21,100               673,723
International Flavor                                                                              2,600                92,664
Praxair                                                                                           2,400               115,032
                                                                                                                -------------
                                                                                                                    1,014,597
COMMERCIAL SERVICES & SUPPLIES (1.5%)
Automatic Data Processing                                                                        18,200               783,328
Avery Dennison                                                                                      800                41,912
Equifax                                                                                          25,200               880,488
H&R Block                                                                                        11,800               282,964
                                                                                                                -------------
                                                                                                                    1,988,692
COMMUNICATIONS EQUIPMENT (0.8%)
Corning*                                                                                         22,900               442,657
Qualcomm                                                                                         14,500               648,875
                                                                                                                -------------
                                                                                                                    1,091,532
COMPUTERS & PERIPHERALS (3.8%)
Apple Computer *                                                                                 68,500             3,672,285
Dell *                                                                                            8,600               294,120
International Business Machines                                                                  13,869             1,112,571
Network Appliance*                                                                                1,000                23,740
                                                                                                                -------------
                                                                                                                    5,102,716
CONSTRUCTION & ENGINEERING (0.0%)
Fluor                                                                                               500                32,190
                                                                                                                -------------
                                                                                                                       32,190
CONTAINERS & PACKAGING (0.4%)
Ball                                                                                             12,900               473,946
                                                                                                                -------------
                                                                                                                      473,946
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Moody's                                                                                          40,000             2,043,200
SLM                                                                                              56,300             3,019,932
                                                                                                                -------------
                                                                                                                    5,063,132
ELECTRICAL EQUIPMENT (0.0%)
Emerson Electric                                                                                    400                28,720
                                                                                                                -------------
                                                                                                                       28,720
ELECTRICAL UTILITIES (0.9%)
TXU                                                                                              10,900             1,230,392
                                                                                                                -------------
                                                                                                                    1,230,392
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Rockwell Automation                                                                              32,100             1,698,090
                                                                                                                -------------
                                                                                                                    1,698,090
ENERGY EQUIPMENT & SERVICES (1.6%)
Baker Hughes                                                                                      1,500                89,520
BJ Services                                                                                         800                28,792
Halliburton                                                                                      13,900               952,428
Schlumberger                                                                                     11,700               987,246
                                                                                                                -------------
                                                                                                                    2,057,986

DESCRIPTION                                                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING (3.4%)
Sysco                                                                                            64,400             2,020,228
Walgreen                                                                                         32,600             1,416,470
Wal-Mart Stores                                                                                  25,300             1,108,646
                                                                                                                -------------
                                                                                                                    4,545,344
FOOD PRODUCTS (6.6%)
Campbell Soup                                                                                    12,400               368,900
General Mills                                                                                    13,200               636,240
Hershey                                                                                          46,000             2,590,260
Kellogg                                                                                          33,500             1,545,355
McCormick & Company                                                                               4,600               150,098
Sara Lee                                                                                         82,500             1,563,375
Wm Wrigley Jr.                                                                                   28,400             2,041,392
                                                                                                                -------------
                                                                                                                    8,895,620
HEALTH CARE PROVIDERS & SERVICES (6.7%)
Coventry Health Care*                                                                             2,500               215,050
Express Scripts*                                                                                 15,000               933,000
HCA                                                                                              72,800             3,488,576
Quest Diagnostics                                                                                 1,500                75,810
United Health Group                                                                              75,100             4,220,620
                                                                                                                -------------
                                                                                                                    8,933,056
HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
Baxter International                                                                             16,900               673,803
Becton Dickinson                                                                                  7,500               393,225
C.R. Bard                                                                                        12,500               825,375
Guidant                                                                                          27,600             1,901,364
Hospira *                                                                                        24,000               983,280
Medtronic                                                                                         8,200               439,684
St Jude Medical *                                                                                 1,800                84,240
Stryker Corp                                                                                      2,400               118,632
Zimmer Holdings*                                                                                  6,000               413,340
                                                                                                                -------------
                                                                                                                    5,832,943
HOTELS, RESTAURANTS & LEISURE (5.7%)
Darden Restaurants                                                                               35,000             1,062,950
Harrah's Entertainment                                                                           30,800             2,007,852
Hilton Hotels                                                                                     1,800                40,176
Marriott International                                                                           26,500             1,669,500
Starbucks *                                                                                      28,400             1,422,840
Yum! Brands                                                                                      30,100             1,457,141
                                                                                                                -------------
                                                                                                                    7,660,459
HOUSEHOLD DURABLES (0.2%)
Black & Decker                                                                                    2,600               213,434
Fortune Brands                                                                                    1,600               130,128
Newell Rubbermaid                                                                                 8,500               192,525
                                                                                                                -------------
                                                                                                                      536,087
HOUSEHOLD PRODUCTS (2.4%)
Clorox                                                                                           25,200             1,399,608
Colgate-Palmolive                                                                                 7,800               411,762
Procter & Gamble                                                                                 23,400             1,391,364
                                                                                                                -------------
                                                                                                                    3,202,734
INDUSTRIAL CONGLOMERATES (4.3%)
General Electric                                                                                172,200             5,797,974
                                                                                                                -------------
                                                                                                                    5,797,974
INSURANCE (0.3%)
Progressive                                                                                       3,200               335,264
                                                                                                                -------------
                                                                                                                      335,264
IT SERVICES (0.1%)
Paychex                                                                                           2,500                92,700
                                                                                                                -------------
                                                                                                                       92,700
MACHINERY (0.8%)
Caterpillar                                                                                      13,700               804,875
Danaher                                                                                           5,600               301,448
                                                                                                                -------------
                                                                                                                    1,106,323
MEDIA (1.3%)
McGraw Hill                                                                                      12,900               619,716
Omnicom Group                                                                                    14,000             1,170,820
                                                                                                                -------------
                                                                                                                    1,790,536
MULTILINE RETAIL (0.9%)
Dollar General                                                                                    5,300                97,202
Nordstrom                                                                                        29,900             1,026,168
Target                                                                                            2,700               140,211
                                                                                                                -------------
                                                                                                                    1,263,581
MULTI-UTILITIES & UNREGULATED POWER (0.1%)
AES*                                                                                              9,800               161,014
                                                                                                                -------------
                                                                                                                      161,014
OIL, GAS & CONSUMABLE FUELS (9.4%)
EOG Resources                                                                                    13,800             1,033,620
Exxon Mobil                                                                                     108,000             6,862,320
Kinder Morgan                                                                                    13,800             1,327,008
Sunoco                                                                                           25,600             2,001,920
XTO Energy                                                                                       29,400             1,332,408
                                                                                                                -------------
                                                                                                                   12,557,276
PERSONAL PRODUCTS (2.3%)
Gillette                                                                                         53,100             3,090,420
                                                                                                                -------------
                                                                                                                    3,090,420

DESCRIPTION                                                                                     SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS (7.2%)
Abbott Laboratories                                                                              33,900             1,437,360
Allergan                                                                                            800                73,296
Bristol-Myers Squibb                                                                             35,200               846,912
Eli Lilly & Co                                                                                    6,500               347,880
Forest Laboratories*                                                                             39,500             1,539,315
Johnson & Johnson                                                                                65,800             4,163,824
Merck                                                                                            13,700               372,777
Schering-Plough                                                                                  14,000               294,700
Wyeth                                                                                            13,000               601,510
                                                                                                                -------------
                                                                                                                    9,677,574
REAL ESTATE (1.4%)
Public Storage                                                                                    2,400               160,800
Simon Property Group                                                                             23,200             1,719,584
                                                                                                                -------------
                                                                                                                    1,880,384
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Broadcom*                                                                                         5,400               253,314
Intel                                                                                            58,500             1,442,025
National Semiconductor                                                                           45,700             1,201,910
Nvidia*                                                                                           6,400               219,392
Texas Instruments                                                                                59,700             2,023,830
Xilinx                                                                                            6,300               175,455
                                                                                                                -------------
                                                                                                                    5,315,926
SOFTWARE (7.0%)
Adobe Systems                                                                                     1,100                32,835
Autodesk                                                                                         12,500               580,500
Citrix Systems*                                                                                  33,800               849,732
Electronic Arts *                                                                                 2,200               125,158
Intuit *                                                                                         33,200             1,487,692
Mercury Interactive*                                                                              2,700               106,920
Microsoft                                                                                       191,700             4,932,441
Oracle *                                                                                        100,900             1,250,151
Symantec *                                                                                          900                20,394
                                                                                                                -------------
                                                                                                                    9,385,823
SPECIALTY RETAIL (1.6%)
Autozone *                                                                                       13,300             1,107,225
Bed Bath & Beyond *                                                                               1,000                40,180
Home Depot                                                                                          100                 3,814
Lowe's                                                                                            4,700               302,680
Sherwin Williams                                                                                 10,000               440,700
TJX Companies                                                                                    11,800               241,664
                                                                                                                -------------
                                                                                                                    2,136,263
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach*                                                                                            2,700                84,672
Nike Inc - Class B                                                                                9,300               759,624
                                                                                                                -------------
                                                                                                                      844,296
TOBACCO (4.2%)
Altria Group                                                                                     52,200             3,847,662
UST                                                                                              42,900             1,795,794
                                                                                                                -------------
                                                                                                                    5,643,456


TOTAL COMMON STOCK (IDENTIFIED COST $121,026,745)                                                                 133,335,747
                                                                                                                -------------

                                                                  INTEREST      MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.4%)                                       RATE         DATE           AMOUNT             VALUE
                                                                -------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                               3.23%       10/3/05       $ 537,095         $     537,095
     DATED 9/30/05 (Repurchase value $537,240
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $537,095.00)                                                            537,095
                                                                                                                -------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $121,563,840) (1)                                                     133,872,842

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                            183,304
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $ 134,056,146
                                                                                                                =============

*Non-income producing security.
(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Value Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (98.2%)

AEROSPACE & DEFENSE (1.7%)
General Dynamics                                                                                   7,200        $     860,760
United Technologies                                                                               19,200              995,328
                                                                                                                -------------
                                                                                                                    1,856,088
AUTO COMPONENTS (0.7%)
Delphi *                                                                                         103,600              285,936
TRW Automotive Holdings *                                                                         15,200              445,968
                                                                                                                -------------
                                                                                                                      731,904
BIOTECHNOLOGY (0.8%)
Genzyme *                                                                                          7,800              558,792
Millennium Pharmaceutical *                                                                       30,800              287,364
                                                                                                                -------------
                                                                                                                      846,156
CAPITAL MARKETS (5.2%)
American Capital                                                                                  29,700            1,088,802
Goldman Sachs                                                                                     16,300            1,981,754
Lehman Brothers Holdings                                                                          11,900            1,386,112
Morgan Stanley                                                                                     5,800              312,852
Northern Trust                                                                                     6,700              338,685
State Street                                                                                      13,700              670,204
                                                                                                                -------------
                                                                                                                    5,778,409
CHEMICALS (0.4%)
Air Products & Chemicals                                                                           7,100              391,494
                                                                                                                -------------
                                                                                                                      391,494
COMMERCIAL BANKS (9.4%)
Bank of America                                                                                  119,800            5,043,580
Comerica                                                                                          28,100            1,655,090
IndyMac Bancorp                                                                                   11,300              447,254
KeyCorp                                                                                           42,700            1,377,075
National City                                                                                     28,100              939,664
PNC Financial Services Group                                                                       9,300              539,586
Unionbancal                                                                                        7,400              515,928
                                                                                                                -------------
                                                                                                                   10,518,177
COMMERCIAL SERVICES & SUPPLIES (1.9%)
Cendant                                                                                           25,000              516,000
Waste Management                                                                                  57,100            1,633,631
                                                                                                                -------------
                                                                                                                    2,149,631
COMMUNICATIONS EQUIPMENT (1.1%)
Motorola                                                                                          55,000            1,214,950
                                                                                                                -------------
                                                                                                                    1,214,950
COMPUTERS & PERIPHERALS (1.1%)
EMC *                                                                                             19,200              248,448
Hewlett-Packard                                                                                   33,200              969,440
                                                                                                                -------------
                                                                                                                    1,217,888
CONSTRUCTION & ENGINEERING (0.6%)
Lafarge                                                                                           10,500              709,905
                                                                                                                -------------
                                                                                                                      709,905
CONSUMER FINANCE (2.4%)
Capital One Financial                                                                             17,200            1,367,744
MBNA                                                                                              52,900            1,303,456
                                                                                                                -------------
                                                                                                                    2,671,200
DIVERSIFIED FINANCIAL SERVICES (5.3%)
Citigroup                                                                                        119,687            5,448,152
JP Morgan Chase                                                                                   13,300              451,269
                                                                                                                -------------
                                                                                                                    5,899,421
DIVERSIFIED TELECOMMUNICATION SERVICES (5.5%)
Alltel                                                                                            26,400            1,718,904
CenturyTel                                                                                        32,300            1,129,854
Sprint                                                                                           114,418            2,720,860
Verizon Communications                                                                            18,100              591,689
                                                                                                                -------------
                                                                                                                    6,161,307
ELECTRIC UTILITIES (2.8%)
Exelon                                                                                            12,900              689,376
Pepco Holdings                                                                                    31,600              735,332
PG&E                                                                                              11,700              459,225
Xcel Energy                                                                                       65,000            1,274,650
                                                                                                                -------------
                                                                                                                    3,158,583
FOOD PRODUCTS (.9%)
Archer-Daniels-Midland                                                                            41,900            1,033,254
                                                                                                                -------------
                                                                                                                    1,033,254
FOOD & STAPLES RETAILING (0.4%)
SuperValue                                                                                        13,300              413,896
                                                                                                                -------------
                                                                                                                      413,896

DESCRIPTION                                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES (1.5%)
Atmos Energy                                                                                       9,600              271,200
Nisource                                                                                          59,000            1,430,750
                                                                                                                -------------
                                                                                                                    1,701,950
HEALTH CARE PROVIDERS & SERVICES (5.3%)
Aetna                                                                                              5,400              465,156
Cardinal Health                                                                                   16,700            1,059,448
Cigna                                                                                              7,400              872,164
HCA                                                                                               23,500            1,126,120
Health Net *                                                                                      13,400              634,088
Humana *                                                                                          13,600              651,168
McKesson                                                                                          24,400            1,157,780
                                                                                                                -------------
                                                                                                                    5,965,924
HOTELS, RESTAURANTS & LEISURE (1.2%)
McDonalds                                                                                         40,500            1,356,345
                                                                                                                -------------
                                                                                                                    1,356,345
HOUSEHOLD DURABLES (2.2%)
Centex                                                                                             9,400              607,052
DR Horton                                                                                         31,500            1,140,930
Hovnanian Enterprises *                                                                            3,900              199,680
Standard-Pacific                                                                                  12,600              523,026
                                                                                                                -------------
                                                                                                                    2,470,688
INDUSTRIAL CONGLOMERATES (0.5%)
Tyco International                                                                                21,400              595,990
                                                                                                                -------------
                                                                                                                      595,990
INSURANCE (9.4%)
Ace                                                                                               18,800              884,916
Allstate                                                                                          13,500              746,415
AMBAC Financial Group                                                                              4,700              338,682
American International Group                                                                      24,600            1,524,216
Assurant                                                                                           9,700              369,182
Everest Re Group                                                                                   8,400              822,360
Hartford Financial Services Group                                                                 16,300            1,257,871
MBIA                                                                                              11,000              666,820
St. Paul Companies                                                                                39,759            1,783,986
UnumProvident                                                                                     79,700            1,633,850
XL Capital - Class A                                                                               6,500              442,195
                                                                                                                -------------
                                                                                                                   10,470,493
IT SERVICES (1.5%)
Computer Sciences *                                                                               10,100              477,831
Convergys *                                                                                       15,900              228,483
First Data                                                                                        17,812              712,480
Sabre Holdings                                                                                    15,300              310,284
                                                                                                                -------------
                                                                                                                    1,729,078
MACHINERY (3.3%)
Caterpillar                                                                                       14,800              869,500
Eaton                                                                                             11,000              699,050
Ingersoll-Rand                                                                                    35,800            1,368,634
Parker Hannifin                                                                                   11,200              720,272
                                                                                                                -------------
                                                                                                                    3,657,456
MEDIA (6.4%)
Comcast *                                                                                         58,473            1,717,937
Gannett                                                                                            5,400              371,682
Time Warner                                                                                      148,400            2,687,524
Viacom                                                                                            61,500            2,030,115
Walt Disney                                                                                       12,000              289,560
                                                                                                                -------------
                                                                                                                    7,096,818
MULTILINE RETAIL (0.6%)
Federated Department                                                                               9,300              621,891
                                                                                                                -------------
                                                                                                                      621,891
MULTI-UTILITIES (0.3%)
Puget Energy                                                                                      15,300              359,244
                                                                                                                -------------
                                                                                                                      359,244
OFFICE ELECTRONICS (0.5%)
Xerox *                                                                                           39,400              537,810
                                                                                                                -------------
                                                                                                                      537,810
OIL, GAS & CONSUMABLE FUELS (11.0%)
ChevronTexaco                                                                                     55,831            3,613,941
ConocoPhillips                                                                                    61,046            4,267,726
Devon Energy                                                                                       5,612              385,208
Occidental Petroleum                                                                              31,200            2,665,416
Valero Energy                                                                                     12,400            1,401,944
                                                                                                                -------------
                                                                                                                   12,334,235
PAPER & FOREST PRODUCTS (1.5%)
Weyerhaeuser                                                                                      24,900            1,711,875
                                                                                                                -------------
                                                                                                                    1,711,875

DESCRIPTION                                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS (3.1%)
King Pharmaceuticals *                                                                            26,100              401,418
Pfizer                                                                                           123,900            3,093,783
                                                                                                                -------------
                                                                                                                    3,495,201
REAL ESTATE (0.8%)
Archstone Smith                                                                                   12,800              510,336
Istar Financial                                                                                    9,300              375,999
                                                                                                                -------------
                                                                                                                      886,335
ROAD AND RAIL (0.4%)
Yellow Roadway *                                                                                  11,600              480,472
                                                                                                                -------------
                                                                                                                      480,472
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Applied Materials                                                                                 36,200              613,952
National Semiconductor                                                                            20,100              528,630
Texas Instruments                                                                                 76,600            2,596,740
                                                                                                                -------------
                                                                                                                    3,739,322
SPECIALTY RETAIL (0.4%)
Sherwin Williams                                                                                  10,600              467,142
                                                                                                                -------------
                                                                                                                      467,142
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
V.F.                                                                                              11,200              649,264
                                                                                                                -------------
                                                                                                                      649,264
THRIFTS & MORTGAGE FINANCE (2.6%)
Countrywide Financial                                                                             29,800              982,804
Fannie Mae                                                                                         8,500              380,970
Freddie Mac                                                                                       13,200              745,272
Golden West Financial                                                                             13,800              819,582
                                                                                                                -------------
                                                                                                                    2,928,628
TOBACCO (1.2%)
Altria Group                                                                                      17,700            1,304,667
                                                                                                                -------------
                                                                                                                    1,304,667
TRADING COMPANIES & DISTRIBUTORS (0.4%)
WW Grainger                                                                                        6,300              396,396
                                                                                                                -------------
                                                                                                                      396,396

TOTAL COMMON STOCK (IDENTIFIED COST $94,411,424)                                                                  109,709,487
                                                                                                                -------------

                                                                  INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (2.6%)                                       RATE          DATE           AMOUNT            VALUE
                                                                -------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%        10/3/05       $ 2,833,707      $   2,833,707
     DATED 9/30/05 (Repurchase value $2,834,470
     collateralized by U.S. Government Agency Securities)
     United States Treasury Bill (1)                               3.316%       11/25/05           100,000             99,494

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,933,201)                                                           2,933,201
                                                                                                                -------------

TOTAL INVESTMENTS (100.8%) (IDENTIFIED COST $97,344,625) (2)                                                      112,642,688

TOTAL LIABILITIES LESS OTHER ASSETS (0.8%)                                                                           (903,841)
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $ 111,738,847
                                                                                                                =============

OUTSTANDING FUTURES CONTRACTS
                                                                                                               UNREALIZED
                                                                          UNITS PER         CURRENT           APPRECIATION/
TYPE                                     EXPIRATION       CONTRACTS       CONTRACT           VALUE            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
EMINI S&P 500 FUTURE                     09/16/2005           25             50           $ 1,542,813            $ 15,350

*Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of September 30, 2005.
(2) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Small to Mid Cap Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCK (98.3%)

AEROSPACE & DEFENSE (1.0%)
Alliant Techsystems *                                                                               17,200      $  1,283,980
Kaman                                                                                               15,100           308,795
                                                                                                                ------------
                                                                                                                   1,592,775
AIR FREIGHT & LOGISTICS (1.2%)
CNF                                                                                                 21,800         1,144,500
Pacer International                                                                                 21,000           553,560
Velocity Express *                                                                                  36,200           117,650
                                                                                                                ------------
                                                                                                                   1,815,710
AIRLINES (0.2%)
Continental Airlines *                                                                              19,000           183,540
Pinnacle Airlines *                                                                                  9,300            60,450
                                                                                                                ------------
                                                                                                                     243,990
AUTO COMPONENTS (0.1%)
Strattec Security *                                                                                  1,500            77,775
                                                                                                                ------------
                                                                                                                      77,775
AUTOMOBILES (0.1%)
Wabash National                                                                                      3,800            74,708
                                                                                                                ------------
                                                                                                                      74,708
BEVERAGES (0.3%)
Coca-Cola Bottling                                                                                   2,100           102,774
PepsiAmericas                                                                                       14,700           334,131
                                                                                                                ------------
                                                                                                                     436,905
BIOTECHNOLOGY (3.1%)
Applera *                                                                                            8,700           105,531
Diversa *                                                                                           17,900           103,641
Genentech *                                                                                         36,600         3,082,086
Invitrogen *                                                                                        14,800         1,113,404
Kosan Biosciences *                                                                                 35,300           256,631
Maxygen *                                                                                           17,100           141,759
                                                                                                                ------------
                                                                                                                   4,803,052
BUILDING PRODUCTS (0.3%)
Omega Flex *                                                                                         1,800            28,782
US Concrete *                                                                                       22,000           169,620
USG *                                                                                                2,700           185,544
                                                                                                                ------------
                                                                                                                     383,946
CAPITAL MARKETS (1.8%)
Affiliated Managers Group *                                                                          8,400           608,328
Eaton Vance                                                                                         35,200           873,664
Investment Technology *                                                                              4,900           145,040
NASDAQ Stock Market *                                                                               26,500           671,775
SEI Investments Company                                                                             10,300           387,074
SWS Group                                                                                            6,200           101,680
                                                                                                                ------------
                                                                                                                   2,787,561
CHEMICALS (1.1%)
Airgas                                                                                               7,900           234,077
Compass Minerals International                                                                       5,900           135,700
FMC *                                                                                                3,700           211,714
Lubrizol                                                                                             8,100           350,973
Lyondell Chemical                                                                                    3,800           108,756
UAP Holding                                                                                         22,200           401,820
Valhi                                                                                                6,700           120,466
W.R. Grace & Co *                                                                                   10,800            96,660
                                                                                                                ------------
                                                                                                                   1,660,166

DESCRIPTION                                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
Banner                                                                                               8,600           229,104
First Indiana                                                                                        4,500           153,315
Firstmerit                                                                                          20,800           557,232
Independent Bank                                                                                     6,720           195,149
PAB Bankshares                                                                                       3,900            60,879
PFF Bancorp                                                                                         26,880           813,389
Peoples Bancorp                                                                                        100             2,122
Popular                                                                                             49,700         1,203,734
Republic Bancorp                                                                                     8,515           178,134
Suffolk Bancorp                                                                                      2,100            67,011
TD Banknorth                                                                                         3,379           101,843
UMB Financial                                                                                       18,825         1,236,426
Unionbancal                                                                                         24,000         1,673,280
                                                                                                                ------------
                                                                                                                   6,471,618
COMMERCIAL SERVICES & SUPPLIES (6.7%)
Administaff                                                                                         20,800           826,592
Brooktrout *                                                                                        11,000           142,670
Carriage Services *                                                                                 50,800           322,072
Ceridian Corp. *                                                                                    33,400           693,050
Checkfree *                                                                                         13,000           491,660
Clark                                                                                               11,500           193,545
Forrester Research *                                                                                13,600           283,152
G & K Services                                                                                       5,800           228,462
Global Payments                                                                                      9,780           760,102
Herman Miller Inc.                                                                                   5,100           154,530
HNI                                                                                                 12,400           746,728
Imagistics International *                                                                           9,900           414,315
John H. Harland                                                                                      6,700           297,480
Learning Tree International *                                                                        7,000            92,400
Maximus                                                                                             20,400           729,300
Medical Staffing Network *                                                                          27,700           162,599
Mity Enterprises *                                                                                     400             6,832
Pegasus Solutions *                                                                                  8,500            76,330
Pomeroy Computer Resources *                                                                           300             3,408
Prepaid Legal Services                                                                               6,000           232,200
Republic Services                                                                                   31,900         1,125,751
Servicemaster                                                                                       38,700           523,998
Sourcecorp *                                                                                        14,700           315,168
Standard Parking  *                                                                                    100             1,903
Synagro Technologies                                                                                 6,800            31,960
Total System Services                                                                               25,100           585,081
UniFirst                                                                                             2,100            73,647
Vertrue *                                                                                           21,100           766,985
                                                                                                                ------------
                                                                                                                  10,281,920
COMMUNICATIONS EQUIPMENT (1.1%)
Arris Group *                                                                                       11,600           137,576
Commscope *                                                                                         31,200           541,008
Communications Systems                                                                               7,400            83,250
Foundry Networks *                                                                                  11,700           148,590
Harris                                                                                               1,600            66,880
Juniper Networks *                                                                                   9,600           228,384
North Pittsburgh Systems                                                                             2,200            44,902
Silicon Laboratories *                                                                              12,000           364,680
                                                                                                                ------------
                                                                                                                   1,615,270
COMPUTERS & PERIPHERALS (1.0%)
Emulex *                                                                                            51,000         1,030,710
McData *                                                                                            61,750           323,570
Palm *                                                                                               5,800           164,314
                                                                                                                ------------
                                                                                                                   1,518,594
CONSTRUCTION MATERIALS (0.3%)
Core Molding Technology *                                                                           16,900            95,823
Martin Marietta Materials                                                                            4,300           337,378
                                                                                                                ------------
                                                                                                                     433,201
CONSTRUCTION & ENGINEERING (0.0%)
Quanta Services *                                                                                    4,100            52,316
                                                                                                                ------------
                                                                                                                      52,316
CONSUMER FINANCE (1.3%)
AmeriCredit *                                                                                       13,900           331,793
CompuCredit *                                                                                       36,900         1,639,098
                                                                                                                ------------
                                                                                                                   1,970,891

DESCRIPTION                                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.2%)
Caraustar Industries *                                                                               1,600            17,568
Crown Holdings *                                                                                    17,600           280,544
Siligan Holdings                                                                                    38,000         1,263,880
Sonoco                                                                                               9,600           262,176
                                                                                                                ------------
                                                                                                                   1,824,168
DIVERSIFIED CONSUMER SERVICES (0.1%)
Alderwoods Group *                                                                                  12,800           209,664
                                                                                                                ------------
                                                                                                                     209,664
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Astoria Financial                                                                                   45,000         1,188,900
Berkshire Hathaway *                                                                                    48         3,936,000
City Holding                                                                                         3,200           114,432
FactSet Research Systems                                                                             3,750           132,150
Firstfed Financial *                                                                                 6,100           328,241
Hudson United Bancorp                                                                               13,700           579,921
Instinet *                                                                                          26,100           129,717
Nelnet *                                                                                             8,600           326,886
Student Loan                                                                                         1,400           331,632
UICI                                                                                                 5,200           187,200
                                                                                                                ------------
                                                                                                                   7,255,079
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cincinnati Bell *                                                                                   26,500           116,865
D&E Communications                                                                                   9,200            83,444
Hector Communications                                                                                  800            23,272
Intrado *                                                                                           13,900           250,617
Shenandoah Telecommunications                                                                        2,600           107,094
TALK America Holding  *                                                                              4,200            39,606
                                                                                                                ------------
                                                                                                                     620,898
ELECTRICAL EQUIPMENT (1.4%)
Elec. For Imaging  *                                                                                21,500           493,210
Mestek *                                                                                               200             2,472
Micrel Inc. *                                                                                       48,100           540,163
Napco Security Systems *                                                                            68,100           930,246
Technitrol                                                                                          11,200           171,584
                                                                                                                ------------
                                                                                                                   2,137,675
ELECTRIC UTILITIES (0.8%)
Central Vermont Public Service                                                                      15,300           267,750
Pepco Holdings                                                                                      25,500           593,385
Reliant Energy *                                                                                    25,600           395,264
Unitil                                                                                               1,100            30,910
                                                                                                                ------------
                                                                                                                   1,287,309
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Arrow Electronics *                                                                                 26,100           818,496
Avnet *                                                                                             18,300           447,435
Checkpoint Systems *                                                                                21,000           498,120
Cymer *                                                                                              4,600           144,072
Entegris *                                                                                          26,600           300,580
Information Resources *                                                                             66,500            36,575
Planar Systems *                                                                                    16,800           138,096
Vishay Intertechnology *                                                                            31,585           377,441
                                                                                                                ------------
                                                                                                                   2,760,815
ENERGY EQUIPMENT & SERVICES (3.4%)
Cooper Cameron*                                                                                     10,600           783,658
Dril-Quip *                                                                                          8,400           403,200
Foster Wheeler *                                                                                    26,800           827,852
Gulf Island Fabrication                                                                              9,000           258,750
Smith International                                                                                  9,600           319,776
UGI                                                                                                 41,700         1,173,855
Veritas *                                                                                           39,400         1,442,828
                                                                                                                ------------
                                                                                                                   5,209,919
FOOD PRODUCTS (1.8%)
Adv Netraceuticals *                                                                                 1,000             3,975
Chiquita Brands International                                                                       36,300         1,014,585
Dean Foods  *                                                                                        6,500           252,590
Hormel Foods                                                                                        33,900         1,118,361
Kraft Foods                                                                                         10,000           305,900
                                                                                                                ------------
                                                                                                                   2,695,411
FOOD & STAPLES RETAILING (0.3%)
BJ's Wholesale Club *                                                                               10,600           294,680
J&J Snack Foods                                                                                      2,000           115,600
Spartan Stores *                                                                                    12,000           123,600
                                                                                                                ------------
                                                                                                                     533,880

DESCRIPTION                                                                                       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Equitable Resources                                                                                  5,000           195,300
Laclede Group                                                                                        6,400           207,936
                                                                                                                ------------
                                                                                                                     403,236
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Arrow International                                                                                  7,000           197,400
Cantel Medical *                                                                                     9,600           201,984
CYTYC *                                                                                              9,400           252,390
Gen-Probe *                                                                                         12,900           637,905
Hillenbrand Industries                                                                               8,100           381,105
Possis Medical *                                                                                     3,800            41,648
Presstek *                                                                                           1,700            22,066
PSS World Medical *                                                                                 17,600           234,784
Utah Medical Products                                                                                4,200           102,522
Varian Medical Systems *                                                                            18,000           711,180
Viasys Healthcare *                                                                                  7,000           174,930
Vital Signs                                                                                         12,500           576,125
                                                                                                                ------------
                                                                                                                   3,534,039
HEALTH CARE PROVIDERS & SERVICES (2.8%)
Air Methods *                                                                                        5,100            57,732
Alliance Imaging *                                                                                  33,900           289,845
AMN Healthcare Services *                                                                           18,900           292,383
Davita *                                                                                            18,450           849,991
Dynacq Healthcare *                                                                                    200               892
Health Net *                                                                                         9,400           444,808
HealthTronics *                                                                                     25,400           252,984
Henry Schein *                                                                                      15,600           664,872
Matrixx Initiatives *                                                                                3,600            51,192
Odyssey HealthCare *                                                                                22,800           386,916
Pediatrix Med Group *                                                                                6,800           522,376
Sierra Health Services *                                                                             7,500           516,525
                                                                                                                ------------
                                                                                                                   4,330,516
HOTELS, RESTAURANTS & LEISURE (2.9%)
Bally Total Fitness *                                                                               31,200           139,464
California Pizza Kitchen *                                                                           9,700           283,628
Checkers Drive-In Restaurant *                                                                      38,100           582,168
Dave & Buster's *                                                                                   13,100           174,885
Famous Dave's of America *                                                                           7,700            91,784
International Speedway                                                                               9,100           477,477
Jack in the Box *                                                                                    4,600           137,586
Lone Star SteakHouse                                                                                25,400           660,400
MGM Mirage *                                                                                        23,600         1,032,972
Vail Resorts *                                                                                       7,100           204,125
Weight Watchers International *                                                                     14,200           732,436
                                                                                                                ------------
                                                                                                                   4,516,925
HOUSEHOLD DURABLES (3.0%)
Audiovox *                                                                                           7,200           100,656
Chattem *                                                                                           14,300           507,650
Energizer Holdings *                                                                                23,000         1,304,100
Lennar                                                                                               7,800           466,128
NVR *                                                                                                1,900         1,681,405
Palm Harbor Homes *                                                                                 14,300           277,849
Ryland Group                                                                                         4,000           273,680
William Lyon Homes *                                                                                   200            31,040
                                                                                                                ------------
                                                                                                                   4,642,508
INDUSTRIAL CONGLOMERATES (0.1%)
Walter Industries                                                                                    3,400           166,328
                                                                                                                ------------
                                                                                                                     166,328

DESCRIPTION                                                                                       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------

INSURANCE (5.0%)
21st Century Insurance Group                                                                        23,400           373,230
Alleghany *                                                                                          2,040           624,240
American Financial Group                                                                             6,400           217,152
First American Financial                                                                            13,500           616,545
Genworth Financial                                                                                   6,700           216,008
Harleysville Group                                                                                   7,300           175,200
Kansas City Life Insurance                                                                           3,100           158,627
Landamerica Financial Group                                                                          1,300            84,045
Nationwide                                                                                          23,100           925,155
NYMAGIC                                                                                                700            17,031
Old Republic International                                                                          17,950           478,727
Phoenix Companies                                                                                   37,400           456,280
Protective Life                                                                                     24,700         1,017,146
Safety Insurance                                                                                     6,000           213,540
Seabright Insurance  *                                                                               1,900            24,586
State Auto Financial                                                                                 4,500           142,380
Transatlantic Holdings                                                                               8,625           491,625
Unitrin                                                                                              7,900           374,934
Wellchoice *                                                                                        13,100           994,290
                                                                                                                ------------
                                                                                                                   7,600,741
INTERNET & CATALOG RETAIL (0.5%)
Amazon.com *                                                                                         6,800           308,040
Priceline.com *                                                                                      9,100           175,812
Sportsman's Guide *                                                                                 10,200           278,460
                                                                                                                ------------
                                                                                                                     762,312
INTERNET SOFTWARE & SERVICES (5.2%)
BEA Systems *                                                                                       61,600           553,168
Blue Coat Systems *                                                                                 10,000           434,800
Digital Insight *                                                                                    7,500           195,450
Expedia *                                                                                            8,618           170,723
Google *                                                                                             5,500         1,740,530
IAC / Interactive *                                                                                  8,618           218,466
Infospace *                                                                                         13,900           331,793
Internet Security Systems *                                                                          9,100           218,491
J2 Global Communications *                                                                           5,700           230,394
PC-Tel *                                                                                            18,300           172,020
Redback Networks *                                                                                  51,600           511,872
Register.com *                                                                                      35,902           278,240
United Online                                                                                       71,500           990,275
Valueclick *                                                                                        11,500           196,535
Verisign *                                                                                          25,500           544,935
Websidestory *                                                                                      21,100           373,892
West Corp *                                                                                         21,700           811,363
                                                                                                                ------------
                                                                                                                   7,972,947
IT SERVICES (1.8%)
DST Systems *                                                                                        8,600           471,538
Fair Isaac                                                                                           4,300           192,640
Intergraph *                                                                                        17,200           769,012
Lightbridge *                                                                                       20,600           166,448
OPNET Technologies *                                                                                 9,100            76,622
Synopsys *                                                                                          34,600           653,940
Trizetto Group *                                                                                    30,500           430,660
                                                                                                                ------------
                                                                                                                   2,760,860
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Aldila                                                                                              14,600           354,050
Multimedia Games Inc. *                                                                             10,500           101,955
                                                                                                                ------------
                                                                                                                     456,005
MACHINERY (1.1%)
Albany International                                                                                10,500           387,135
Applied Industrial Technolgies                                                                      10,800           387,504
Clarcor                                                                                             10,400           298,688
Columbus McKinnon *                                                                                  4,600           108,836
Key Technology *                                                                                     1,200            17,040
K-Tron International *                                                                                 200             6,766
TB Woods *                                                                                             400             2,880
Terex *                                                                                             11,000           543,730
                                                                                                                ------------
                                                                                                                   1,752,579
MARINE (0.2%)
Overseas Shipholding Group                                                                           4,100           239,153
                                                                                                                ------------
                                                                                                                     239,153

DESCRIPTION                                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------

MEDIA (4.1%)
Acme Communications *                                                                               22,400            87,136
Belo                                                                                                13,900           317,754
Cadmus Communications                                                                                5,900           123,900
Citadel Broadcasting *                                                                              19,100           262,243
Cox Radio *                                                                                         27,000           410,400
Discovery Holding Co. *                                                                             21,720           313,637
Entravision Communications *                                                                        12,500            98,375
Gray Television                                                                                     17,800           188,502
Hearst-Argyle Television                                                                            24,100           619,129
Insight Communications *                                                                            45,100           524,513
John Wiley & Sons                                                                                    8,800           367,312
Journal Register                                                                                     9,600           155,328
Liberty Media - Class A *                                                                          217,200         1,748,460
Lynch Interactive *                                                                                  3,400            87,176
R H Donnelley *                                                                                      2,400           151,824
Reader's Digest Association                                                                         11,900           190,043
Scholastic *                                                                                         8,300           306,768
Sinclair Broadcast Group                                                                            34,800           308,676
                                                                                                                ------------
                                                                                                                   6,261,176
METALS & MINING (2.5%)
AK Steel *                                                                                          74,400           637,608
Carpenter Technology                                                                                10,400           609,544
Diamond Offshore Drilling                                                                           26,400         1,617,000
Penn Virginia Resource                                                                              10,100           540,047
RTI International Metals *                                                                           7,400           291,190
Stillwater Mining Co. *                                                                             17,400           159,210
                                                                                                                ------------
                                                                                                                   3,854,599
MULTI-UTILITIES & UNREGULATED POWER (1.3%)
Energy East                                                                                         34,900           879,131
ONEOK                                                                                               16,700           568,134
Westar Energy                                                                                       24,000           579,120
                                                                                                                ------------
                                                                                                                   2,026,385
MULTILINE RETAIL (0.1%)
Cato                                                                                                 1,100            21,923
DEB Shops                                                                                            6,100           132,614
                                                                                                                ------------
                                                                                                                     154,537
OIL, GAS & CONSUMABLE FUELS (5.4%)
Abraxas Petroleum *                                                                                 35,000           277,550
APCO Argentina                                                                                         100             4,775
Atlas America *                                                                                      4,096           200,090
Clayton Williams Energy *                                                                              300            12,960
Copano Energy LLC.                                                                                   2,300            91,540
Forest Oil *                                                                                        13,000           677,300
Frontier Oil                                                                                        25,200         1,117,620
Giant Industries *                                                                                   3,800           222,452
Harvest Natural Resources *                                                                         16,600           178,118
Magellan Midstream Partners                                                                          5,500           188,485
NATCO Group *                                                                                        4,400           111,408
National Fuel Gas                                                                                   29,900         1,022,580
Newfield Exploration *                                                                              24,200         1,188,220
Pogo Producing Co.                                                                                     500            29,470
Resource America                                                                                     6,900           122,337
T-3 Energy Services *                                                                                7,000           116,900
Tesoro Petroleum                                                                                    19,900         1,338,076
TransMontaigne *                                                                                    17,900           143,021
Vintage Petroleum                                                                                   27,800         1,269,348
                                                                                                                ------------
                                                                                                                   8,312,250
PAPER & FOREST PRODUCTS (0.5%)
Potlatch                                                                                             3,400           177,208
Rayonier                                                                                            10,982           632,783
                                                                                                                ------------
                                                                                                                     809,991
PERSONAL PRODUCTS (0.1%)
CNS                                                                                                  6,400           166,848
                                                                                                                ------------
                                                                                                                     166,848
PHARMACEUTICALS (1.7%)
Alnylam Pharmaceuticals *                                                                           11,500           129,950
Alpharma                                                                                            26,400           656,568
Barr Pharmaceuticals *                                                                              13,500           741,420
Celgene *                                                                                            6,600           358,512
Endo Pharmaceuticals *                                                                               9,300           248,031
Hi-Tech Pharmaceutical *                                                                             6,800           204,544
New River Pharmaceuticals *                                                                          6,100           292,434
                                                                                                                ------------
                                                                                                                   2,631,459

DESCRIPTION                                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------

REAL ESTATE (7.9%)
AMB Property                                                                                         4,000           179,600
Anthracite                                                                                          43,200           500,256
Boykin Lodging *                                                                                    19,600           243,432
CB Richards Ellis *                                                                                  7,700           378,840
CBL & Associates Properties                                                                         14,400           590,256
Capital Automotive REIT                                                                             34,200         1,323,882
Criimi Mae *                                                                                         7,000           120,470
Felcor Lodging  *                                                                                   20,000           303,000
General Growth Properties                                                                           43,210         1,941,425
Getty Realty                                                                                         9,700           279,166
Heritage Property Investment                                                                         3,500           122,500
Hersha Hospitality Trust                                                                             8,800            87,384
Innkeepers USA                                                                                      45,800           707,610
Jones Lang LaSalle                                                                                  18,300           842,898
Kimco Realty                                                                                         4,600           144,532
National Health Realty                                                                               3,700            71,817
Omega Healthcare Investors                                                                          37,200           517,824
PS Business Parks                                                                                   11,700           535,860
Sizeler Property Investors                                                                          27,500           333,850
SL Green Realty                                                                                     18,400         1,254,512
St. Joe Company                                                                                      5,400           337,230
Taubman Centers                                                                                     12,800           405,760
Town & Country                                                                                       3,900           113,178
Trammell Crow *                                                                                     21,100           520,748
Wellsford Real Properties *                                                                         11,700           222,300
                                                                                                                ------------
                                                                                                                  12,078,330
ROAD & RAIL (0.4%)
Heartland Express                                                                                   28,100           571,554
Quality Distribution *                                                                              14,800           118,252
                                                                                                                ------------
                                                                                                                     689,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Amis Holdings *                                                                                     23,100           273,966
Atheros Communications *                                                                            11,700           114,192
Cypress Semiconductor *                                                                             10,000           150,500
ESS Technology*                                                                                     66,000           234,300
Lam Research *                                                                                       6,600           201,102
MEMC Electronic Materials *                                                                         26,000           592,540
MKS Instruments *                                                                                   14,100           242,943
Omnivision Technology *                                                                              5,700            71,934
Photronics *                                                                                         6,100           118,340
Portalplayer *                                                                                      10,800           296,244
Standard Microsystems *                                                                              7,400           221,334
Supertex *                                                                                          12,300           368,877
                                                                                                                ------------
                                                                                                                   2,886,272
SOFTWARE (0.7%)
Ansoft *                                                                                             2,500            72,750
Bottomline Technologies *                                                                           16,500           248,985
Echelon *                                                                                           12,300           113,283
McAfee *                                                                                             7,600           238,792
Red Hat *                                                                                           12,000           254,280
Reynolds & Reynolds                                                                                  6,100           167,201
                                                                                                                ------------
                                                                                                                   1,095,291
SPECIALTY RETAIL (3.9%)
Abercrombie & Fitch                                                                                 22,900         1,141,565
American Eagle Outfitters                                                                           26,100           614,133
Barnes & Noble                                                                                      42,000         1,583,400
Bebe Stores                                                                                         13,350           233,625
Michaels Stores                                                                                      4,400           145,464
Rent A Center *                                                                                     16,500           318,615
Stage Stores                                                                                         6,600           177,342
Steve Madden Ltd. *                                                                                  4,400           100,848
Too *                                                                                                5,800           159,094
United Retail Group *                                                                                8,700            66,468
Williams Sonoma *                                                                                    6,900           264,615
Wilsons The Leather Experts *                                                                       60,600           369,660
Zale *                                                                                              26,900           731,142
                                                                                                                ------------
                                                                                                                   5,905,971

DESCRIPTION                                                                                       SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
First Place Financial                                                                               15,600           345,852
New Century Financial                                                                                3,350           121,504
United Community Financial                                                                          14,700           164,934
                                                                                                                ------------
                                                                                                                     632,290
TOBACCO (.2%)
Vector Group                                                                                        16,100           322,161
                                                                                                                ------------
                                                                                                                     322,161
WATER UTILITIES (.1%)
Pico Holdings *                                                                                      5,000           175,700
                                                                                                                ------------
                                                                                                                     175,700
WIRELESS TELECOMMUNICATION SERVICES (1.9%)
American Tower *                                                                                    10,900           271,955
Centennial Communications *                                                                         26,700           399,966
Crown Castle International *                                                                        72,300         1,780,749
Nextel Partners *                                                                                   17,100           429,210
Syniverse Holdings *                                                                                   600             9,240
                                                                                                                ------------
                                                                                                                   2,891,120

TOTAL COMMON STOCK (IDENTIFIED COST $110,678,739)                                                                150,787,551
                                                                                                                ------------


                                                                          INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.6%)                                               RATE        DATE          AMOUNT        VALUE
                                                                        ----------------------------------------------------

   FIFTH THIRD REPURCHASE AGREEMENT                                        3.23%     10/3/2005    $2,416,496    $  2,416,496
   DATED 9/30/05 (Repurchase value $2,417,146
   collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,416,496)                                                          2,416,496
                                                                                                                ------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $113,095,235) (1)                                                     153,204,047

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                           155,518
                                                                                                                ------------

TOTAL NET ASSETS (100.0%)                                                                                       $153,359,565
                                                                                                                ============

                                                                                                                 UNREALIZED
                                                                                     UNITS PER     CURRENT      APPRECIATION/
TYPE                                                  EXPIRATION       CONTRACTS      CONTRACT      VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------

Russell 2000 Future                                    12/16/05            5            500     $ 1,680,250     $    (10,399)

*Non-income producing security.
(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor International Equity Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (97.9%)

AUSTRALIA (1.8%)
BHP Billiton                                                                                       81,800       $   1,387,762
News Corporation                                                                                   25,800             424,721
                                                                                                                -------------
                                                                                                                    1,812,483
BELGIUM (1.1%)
Dexia                                                                                              46,000           1,035,117
                                                                                                                -------------
                                                                                                                    1,035,117
BRAZIL (2.5%)
Cia Vale Do Rio Doc ADR                                                                            41,600           1,824,576
Petroleo Brasileiro                                                                                 8,800             629,112
                                                                                                                -------------
                                                                                                                    2,453,688
CANADA (1.8%)
Shoppers Drug Mart                                                                                 14,900             526,787
Talisman Energy                                                                                    25,400           1,242,797
                                                                                                                -------------
                                                                                                                    1,769,584
FINLAND (1.3%)
Nokia Oyj                                                                                          77,800           1,302,976
                                                                                                                -------------
                                                                                                                    1,302,976
FRANCE (10.7%)
Axa                                                                                                42,410           1,163,746
BNP Paribas                                                                                        16,350           1,242,431
Compagnie De Saint - Gobain                                                                        21,700           1,247,747
Dassault Systems                                                                                   13,331             688,692
Imerys                                                                                             13,964           1,035,955
Lafarge                                                                                             8,800             773,905
TotalFinElf                                                                                        15,479           4,223,321
                                                                                                                -------------
                                                                                                                   10,375,797
GERMANY (5.3%)
BASF*                                                                                              11,000             827,296
Bayerische Motoren Werke*                                                                          24,707           1,157,357
Deutsch Post                                                                                       37,635             880,795
Sap AG                                                                                              3,400             588,214
Schering                                                                                           11,400             722,199
Siemens                                                                                            13,200           1,017,336
                                                                                                                -------------
                                                                                                                    5,193,197
HONG KONG (3.9%)
China Life Insurance*                                                                             736,000             568,435
Esprit Holdings                                                                                    73,000             545,008
HSBC Holdings                                                                                     166,000           2,696,616
                                                                                                                -------------
                                                                                                                    3,810,059
INDIA (0.5%)
HDFC Bank                                                                                           9,100             465,920
                                                                                                                -------------
                                                                                                                      465,920
INDONESIA (0.6%)
Telekomunik Indonesia                                                                              29,092             605,405
                                                                                                                -------------
                                                                                                                      605,405
IRELAND (0.6%)
Bank of Ireland                                                                                    35,900             567,171
                                                                                                                -------------
                                                                                                                      567,171
ITALY (5.1%)
ENI                                                                                               113,100           3,357,603
Mediaset                                                                                           61,200             723,871
UniCredito Italiano                                                                               154,800             872,244
                                                                                                                -------------
                                                                                                                    4,953,718

DESCRIPTION                                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
JAPAN (18.6%)
Astellas Pharmaceutical                                                                            28,400           1,068,299
Canon                                                                                              28,200           1,522,847
Chugai Pharmaceutical                                                                              26,500             505,418
Credit Saison                                                                                      12,900             565,934
Daikin Industries                                                                                  25,500             682,905
Fanuc                                                                                               9,900             800,617
Hirose Electric                                                                                     4,000             466,194
Honda Motor                                                                                        16,100             910,558
Hoya                                                                                               32,400           1,076,052
Kao                                                                                                12,000             295,468
Matsushita Electric Industrial                                                                     33,000             559,036
Mitsubishi                                                                                         58,000           1,144,518
Mitsubishi Tokyo Financial Group                                                                      126           1,653,878
Nidec                                                                                               8,200             487,601
Nikko Cordial                                                                                      54,500             630,388
Nintendo                                                                                            5,000             583,183
Nippon Telephone & Telegraph                                                                          120             589,878
Nitto Denko                                                                                        14,300             804,977
Secom                                                                                               8,500             408,845
Sharp                                                                                              22,000             318,619
Shin-Etsu Chemical                                                                                 13,900             606,131
SMC                                                                                                 5,200             692,173
Sumitomo                                                                                          106,000           1,118,689
Takefuji                                                                                            7,780             606,554
                                                                                                                -------------
                                                                                                                   18,098,762
LUXEMBOURG (0.7%)
WPP Group*                                                                                         61,961             630,260
                                                                                                                -------------
                                                                                                                      630,260
MEXICO (2.2%)
America Movil                                                                                      24,420             642,734
Fomento Economico                                                                                  12,900             901,968
Walmart De Mexico                                                                                 116,600             594,380
                                                                                                                -------------
                                                                                                                    2,139,082
NETHERLANDS (4.6%)
ABN AMRO                                                                                           38,300             917,065
Fortis                                                                                             22,000             635,670
ING Groep                                                                                          26,862             799,712
Philips Electronics                                                                                27,700             735,805
Reed Elsevier                                                                                      46,890             646,720
Wolters Kluwer                                                                                     37,500             697,423
                                                                                                                -------------
                                                                                                                    4,432,395
SOUTH KOREA (2.5%)
Hyundai Motor                                                                                       7,700             601,199
KT & G                                                                                             22,400             486,069
Samsung Electronics                                                                                 1,700             957,627
Shinsegae Department Store                                                                          1,050             389,288
                                                                                                                -------------
                                                                                                                    2,434,183
SPAIN (2.3%)
Altadis                                                                                            25,020           1,120,316
Banco Popular Espanol                                                                              87,300           1,063,521
                                                                                                                -------------
                                                                                                                    2,183,837
SWEDEN (1.0%)
Ericsson                                                                                          260,500             950,914
                                                                                                                -------------
                                                                                                                      950,914

DESCRIPTION                                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
SWITZERLAND (8.9%)
Adecco                                                                                             19,800             904,033
Nestle                                                                                              5,650           1,654,319
Novartis                                                                                           31,626           1,604,023
Roche Holding Genusschein                                                                          12,880           1,789,110
UBS                                                                                                22,316           1,896,446
Zurich Financial Services*                                                                          4,627             788,206
                                                                                                                -------------
                                                                                                                    8,636,137
TAIWAN (0.4%)
Taiwan Semiconductor ADR                                                                           43,674             359,000
                                                                                                                -------------
                                                                                                                      359,000
UNITED KINGDOM (21.5%)
Barclays                                                                                          141,370           1,428,030
BG Group                                                                                          162,940           1,545,381
British Land Company                                                                               50,000             829,000
Centrica                                                                                          191,484             830,411
GlaxoSmithKline                                                                                    99,110           2,519,464
Holcim                                                                                             20,428           1,356,448
Kingfisher                                                                                        163,000             620,679
Morrison Supermarkets*                                                                            353,765           1,108,536
National Grid Transco                                                                              84,783             794,397
Royal Bank of Scotland Group                                                                       45,439           1,288,874
Schroders                                                                                          32,100             522,881
Smith & Nephew PLC                                                                                 87,540             734,580
Standard Chartered                                                                                 69,300           1,494,119
Tesco                                                                                             268,840           1,466,831
Vodafone Group                                                                                  1,018,400           2,648,109
Wolseley                                                                                           76,100           1,608,531
                                                                                                                -------------
                                                                                                                   20,796,271

TOTAL COMMON STOCK (IDENTIFIED COST $68,360,454)                                                                   95,005,956
                                                                                                                -------------

                                                                  INTEREST     MATURITY        PRINCIPAL
SHORT-TERM INVESTMENTS (1.8%)                                       RATE         DATE            AMOUNT             VALUE
                                                                -------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%      10/3/2005       $1,762,298       $   1,762,298
     DATED 9/30/2005 (Repurchase value $1,762,772
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,762,298)                                                           1,762,298
                                                                                                                -------------

TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $70,184,023) (1)                                                        96,768,254
                                                                                                                -------------

TOTAL ASSETS LESS OTHER LIABILITIES (0.4%)                                                                            356,165
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  97,124,419
                                                                                                                =============

OUTSTANDING FORWARD CURRENCY CONTRACTS
                                                                                                                   UNREALIZED
                                                           EXPIRATION               CONTRACT                      APPRECIATION/
CONTRACT DESCRIPTION                                          DATE                   AMOUNT                      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Japanese Yen (JPY)                                         10/3/2005             6,610,363 (JPY)                          (33)

*Non-income producing security.
(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor High Yield Bond Fund
Statement of Investments, September 30, 2005 (Unaudited)
                                                                  INTEREST      MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE         DATE           AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (96.8%)

FINANCE - BANKING (3.0%)
Cardtronics (1)                                                    9.250%       08/15/2013       500,000        $     511,250
Dollar Financial Group                                             9.750%       11/15/2011       500,000              520,000
Western Financial Bank                                             9.625%       05/15/2012       500,000              572,500
                                                                                                                -------------
                                                                                                                    1,603,750
FINANCE - OTHER (1.7%)
Fairfax Financial Holdings                                         7.375%       04/15/2018      500,000               432,500
Thornburg Mortgage                                                 8.000%       05/15/2013      500,000               495,000
                                                                                                                -------------
                                                                                                                      927,500
INDUSTRIAL-BASIC (7.4%)
Abitibi-Consolidated                                               8.375%       04/01/2015      500,000               491,250
Aleris International                                               9.000%       11/15/2014      500,000               527,500
Bayou Steel                                                        9.000%       03/31/2011      100,000                98,000
Longview Fibre                                                    10.000%       01/15/2009      500,000               527,500
Lyondell Chemical                                                  9.500%       12/15/2008      500,000               523,750
Nalco Finance (2)                                                  0.000%       02/01/2014    1,000,000               737,500
Rockwood Specialties                                               7.500%       11/15/2014      500,000               485,000
Ucar Finance                                                      10.250%       02/15/2012      500,000               536,250
                                                                                                                -------------
                                                                                                                    3,926,750
INDUSTRIAL-CAPITAL GOODS (11.3%)
Aearo                                                              8.250%       04/15/2012      500,000               500,000
Allied Waste                                                       7.875%       04/15/2013      500,000               510,000
BE Aerospace                                                       8.000%       03/01/2008      500,000               500,000
Case New Holland (1)                                               9.250%       08/01/2011      500,000               528,750
Columbus McKinnon                                                 10.000%       08/01/2010      500,000               546,250
Kappa Beheer                                                      10.625%       07/15/2009      500,000               520,625
Neenah                                                            13.000%       09/30/2013      500,000               505,000
Park-Ohio Industries                                               8.375%       11/15/2014      500,000               433,750
Sabreliner Corp                                                   11.000%       06/15/2008      500,000               500,000
Stanley-Martin                                                     9.750%       08/15/2015      500,000               488,750
Terex                                                              7.375%       01/15/2014      500,000               505,000
WII Components                                                    10.000%       02/15/2012      500,000               492,500
                                                                                                                -------------
                                                                                                                    6,030,625
INDUSTRIAL-ENERGY (5.0%)
Hornbeck Offshore Services                                         6.125%       12/01/2014      500,000               496,250
KCS Energy                                                         7.125%       04/01/2012      500,000               512,500
Parker Drilling                                                    9.625%       10/01/2013      500,000               568,750
Petroleum Geo Services                                            10.000%       11/05/2010      500,000               560,000
Plains E&P                                                         8.750%       07/01/2012      500,000               540,000
                                                                                                                -------------
                                                                                                                    2,677,500
INDUSTRIAL-ENTERTAINMENT (1.0%)
Royal Caribbean Cruises                                            7.250%       03/15/2018      500,000               530,000
                                                                                                                -------------
                                                                                                                      530,000
INDUSTRIAL-GAMING (3.9%)
Herbst Gaming (1)                                                  7.000%       11/15/2014      500,000               499,375
MGM Mirage                                                         6.750%       09/01/2012      500,000               508,125
River Rock Entertainment                                           9.750%       11/01/2011      500,000               555,000
Station Casinos                                                    6.875%       03/01/2016      500,000               506,875
                                                                                                                -------------
                                                                                                                    2,069,375
INDUSTRIAL-HEALTH CARE (6.7%)
AMR Holdco                                                        10.000%       02/15/2015      500,000               540,000
Athena Neuro Fin.                                                  7.250%       02/21/2008      500,000               480,000
Davita                                                             7.250%       03/15/2005      500,000               506,875
Fisher Scientific                                                  6.750%       08/15/2014      500,000               523,750
HCA                                                                6.375%       01/15/2015      500,000               494,676
Triad Hospitals                                                    7.000%       11/15/2013      500,000               506,250
Universal Hospital                                                10.125%       11/01/2011      500,000               512,500
                                                                                                                -------------
                                                                                                                    3,564,051
INDUSTRIAL-MEDIA CABLE (4.1%)
Cablevision Systems                                                8.000%       04/15/2012      500,000               485,000
Charter Communications Holdings (2)                                0.000%       05/15/2011    1,000,000               715,000
Echostar                                                           6.625%       10/01/2014      500,000               495,000
Insight Midwest                                                    9.750%       10/01/2009      500,000               511,250
                                                                                                                -------------
                                                                                                                    2,206,250
INDUSTRIAL-MEDIA-NON-CABLE (5.6%)
AMC Entertainment                                                  8.000%       03/01/2014      500,000               440,000
Cenveo                                                             7.875%       12/01/2013      500,000               482,500
Dex Media (2)                                                      0.000%       11/15/2013    1,000,000               787,500
Houghton Mifflin (2)                                               0.000%       10/15/2013    1,000,000               755,000
Imax                                                               9.625%       12/01/2010      500,000               535,000
                                                                                                                -------------
                                                                                                                    3,000,000

                                                                  INTEREST      MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE         DATE           AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-OTHER (3.8%)
Comforce Operating                                                12.000%       12/01/2007      500,000               498,750
Interline Brands                                                  11.500%       05/15/2011      500,000               560,000
Iron Mountain                                                      6.625%       01/01/2016      500,000               470,000
United Rentals                                                     7.750%       11/15/2013      500,000               482,500
                                                                                                                -------------
                                                                                                                    2,011,250
INDUSTRIAL-OTHER CONSUMER CYCLICALS (7.6%)
Carrols (1)                                                        9.000%       01/15/2013      500,000               507,500
DR. Horton Inc.                                                    5.250%       02/15/2015      500,000               468,022
La Quinta Properties                                               8.875%       03/15/2011      500,000               535,000
Levi Strauss & Company                                             9.750%       01/15/2015      500,000               510,000
Pierre Foods                                                       9.875%       07/15/2012      500,000               515,000
Tech Olympic USA                                                  10.375%       07/01/2012      500,000               526,250
Sbarro                                                            11.000%       09/15/2009      500,000               497,500
Vicorp Restaurants                                                10.500%       04/15/2011      500,000               487,500
                                                                                                                -------------
                                                                                                                    4,046,772
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (12.2%)
Acco Brands (1)                                                    7.625%       08/15/2015      500,000               495,000
American Seafood Group                                            10.125%       04/15/2010      500,000               535,000
Amscan Holdings                                                    8.750%       05/01/2014    1,000,000               875,000
Ingles Markets                                                     8.875%       12/01/2011      500,000               505,000
Jarden Corp.                                                       9.750%       05/01/2012      500,000               532,500
Jostens Holding (2)                                                0.000%       12/01/2013    1,000,000               720,000
Pathmark Stores                                                    8.750%       02/01/2012      500,000               481,250
Phibro Animal Health  (2)                                         13.000%       12/01/2007      500,000               530,000
Pilgrims Pride                                                     9.250%       11/15/2013      500,000               550,000
Reddy Ice (2)                                                      0.000%       11/01/2012    1,000,000               770,000
Riddell Bell Holdings                                              8.375%       10/01/2012      500,000               492,500
                                                                                                                -------------
                                                                                                                    6,486,250
INDUSTRIAL-RETAILERS (4.6%)
FTD                                                                7.750%       02/15/2014      500,000               501,250
General Nutrition Center                                           8.500%       12/01/2010      500,000               426,250
GSC Holdings Corp. (1)                                             8.000%       10/01/2012      500,000               497,500
Jean Coutu Group                                                   7.625%       08/01/2012      500,000               508,750
Pantry                                                             7.750%       02/15/2014      500,000               500,000
                                                                                                                -------------
                                                                                                                    2,433,750
INDUSTRIAL SERVICES (0.9%)
The Restaurant Co (1)                                             10.000%       10/01/2013      500,000               480,000
                                                                                                                -------------
                                                                                                                      480,000
INDUSTRIAL-TECHNOLOGY (1.0%)
Xerox                                                              7.625%       06/15/2013      500,000               531,250
                                                                                                                -------------
                                                                                                                      531,250
INDUSTRIAL-TELECOMMUNICATIONS-OTHER (1.7%)
Intelsat LTD                                                       7.625%        4/15/2012      500,000               418,750
Syniverse Tech                                                     1.750%        8/15/2013      500,000               503,750
                                                                                                                -------------
                                                                                                                      922,500
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (2.9%)
Citizens Communications                                            9.250%       05/15/2011      500,000               548,750
Qwest Capital Funding                                              7.250%       02/15/2011      500,000               476,250
Time Warner Telecom                                                9.250%       02/15/2014      500,000               506,250
                                                                                                                -------------
                                                                                                                    1,531,250
INDUSTRIAL-TELECOMMUNICATIONS-WIRELESS (3.7%)
Nextel Communications                                              7.375%       08/01/2015      500,000               535,283
Rogers Wireless                                                    8.000%       12/15/2012      500,000               528,125
SBA Telecom (2)                                                    0.000%       12/15/2011    1,000,000               907,500
                                                                                                                -------------
                                                                                                                    1,970,908
INDUSTRIAL-TRANSPORTATION (1.0%)
Continental Airlines                                               7.250%       11/01/2005      500,000               498,492
                                                                                                                -------------
                                                                                                                      498,492
UTILITIES (7.7%)
AES                                                                8.875%       02/15/2011      500,000               542,500
Allegheny Energy Supply                                            7.800%       03/15/2011      500,000               547,500
Amerigas Partners (1)                                              7.250%       05/20/2015      500,000               522,500
Dynegy Holdings                                                    6.875%       04/01/2011      500,000               488,750
El Paso                                                            7.375%       12/15/2012      500,000               502,500
NRG Energy                                                         8.000%       12/15/2013      500,000               532,500
Suburban Propane Partnership                                       6.875%       12/15/2013      500,000               455,000
Utilicorp United                                                   7.625%       11/15/2009      500,000               522,500
                                                                                                                -------------
                                                                                                                    4,113,750

TOTAL CORPORATE BONDS (IDENTIFIED COST $51,104,200)                                                                51,561,973
                                                                                                                -------------

                                                                  INTEREST      MATURITY      PRINCIPAL
DESCRIPTION                                                         RATE         DATE           AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%)

     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/2005     1,079,982             1,079,982
     DATED 9/30/2005 (Repurchase value $1,080,273                                                               -------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,079,982)                                                           1,079,982
                                                                                                                -------------

TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $52,184,182) (3)                                                        52,641,955

TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)                                                                            641,339
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  53,283,294
                                                                                                                =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a step bond. Rate disclosed is as of September 30, 2005.
(3) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Intermediate Fixed-Income Fund
Statement of Investments, September 30, 2005 (Unaudited)
                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE         DATE           AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) (3.0%)
Falcon Franchise Loan                                              4.856%      01/01/2025     $    829,847      $     825,317
Falcon Franchise (4)                                               7.074%      01/05/2025         (250,000)          (254,332)
Falcon Franchise (2,4)                                             2.260%      06/05/2018       (2,962,338)          (264,774)
Falcon Franchise (4)                                               3.090%      01/05/2023       (3,619,291)          (473,910)
                                                                                                                -------------
                                                                                                                    1,818,333

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,845,494)                                                          1,818,333
                                                                                                                -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (17.5%)

Chase Commercial Mortgage Securities                               6.390%      12/12/2013          399,019            399,019
Collateralized Mortgage Securities                                 9.450%      02/01/2017           29,935             30,205
CS First Boston Mortgage Securities                                6.300%      11/11/2030          530,000            551,983
CS First Boston Mortgage Securities (4)                            1.320%      12/15/2009       21,044,606              2,104
CS First Boston Mortgage Securities                                6.380%      12/16/2035        1,300,000          1,382,348
Entertainment Properties Trust                                     6.223%      02/15/2018          681,000            705,389
FFCA Secured Lending                                               7.810%      10/18/2025        1,000,000            901,731
FHLMC                                                              4.500%      10/01/2017          249,121            239,137
FNMA                                                               1.310%      02/25/2035        6,373,623            221,834
GMAC Commercial Mortgage Securities                                6.590%      05/15/2033          160,000            169,065
GS Mortgage Securities                                             6.000%      10/18/2030        1,000,000          1,009,543
JP Morgan                                                          4.475%      07/15/2041          408,059            400,523
Legg Mason Mortgage Securities                                     2.865%      07/25/2021          211,540            200,197
LB-UBS Commercial Mortgage                                         4.333%      02/15/2037          784,000            741,531
Lehman Brothers                                                    5.150%      06/14/2017          500,000            493,741
Merrill Lynch Mortgage Investments                                 6.480%      11/15/2026          600,000            619,583
Merrill Lynch Mortgage Investments                                 6.750%      11/15/2026        1,000,000          1,114,500
Morgan Stanley                                                     5.570%      06/15/2038          350,000            360,986
Mortgage Capital Funding                                           6.423%      06/18/2030          373,127            385,725
MSDW Capital                                                       6.010%      07/15/2033          673,060            623,209
                                                                                                                -------------
                                                                                                                   10,552,353

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,849,339)                                            10,552,353
                                                                                                                -------------

CORPORATE BONDS (22.7%)

FINANCE - BANKING (7.6%)
Bank of America                                                    4.750%      10/15/2006          150,000            150,423
Centura Bank                                                       6.500%      03/15/2009          195,000            206,982
Centura Capital Trust (1)                                          8.845%      06/01/2027          350,000            384,601
Colonial Bank                                                      9.375%      06/01/2011          445,000            524,312
Comerica Bank                                                      8.375%      07/15/2024          300,000            362,612
First Union National                                               6.919%      12/15/2036          600,000            728,242
HSBC                                                               7.875%      03/01/2007          400,000            417,552
HSBC Finance (1)                                                   4.438%      09/29/2049          200,000            171,837
Marshall & Iisley (2)                                              5.400%      10/15/2028          275,000            267,569
Nations Bank (3)                                                   0.000%      07/17/2028        1,800,000            382,151
Regions Financial                                                  4.500%      08/08/2008          350,000            348,169
Standard Federal Bancorp                                           7.750%      07/17/2006          600,000            613,122
                                                                                                                -------------
                                                                                                                    4,557,572
FINANCE - BROKER RELATED (BROKERAGE) (1.9%)
Goldman Sachs Group                                                6.500%      02/25/2009          100,000            105,399
JP Morgan (3)                                                      0.000%      07/01/2027        2,133,000            416,293
Lehman Brothers                                                    7.500%      08/01/2026          500,000            623,084
                                                                                                                -------------
                                                                                                                    1,144,776
FINANCE - OTHER (4.1%)
American General                                                   8.500%      07/01/2030          280,000            376,835
Assured Guaranty                                                   7.000%      06/01/2034          200,000            223,331
Fidelity National                                                  7.300%      08/15/2011          345,000            362,585
Ford Motor Credit                                                  7.250%      10/25/2011          400,000            379,674
General Electric Capital                                           8.125%      05/15/2012          700,000            821,220
MBIA Global Funding                                                4.375%      03/15/2010          345,000            338,841
                                                                                                                -------------
                                                                                                                    2,502,486
INDUSTRIAL-BASIC (1.0%)
Georgia Pacific                                                    9.375%      02/01/2013          250,000            278,750
Ingersoll Rand                                                     6.130%      11/18/2027          300,000            333,222
                                                                                                                -------------
                                                                                                                      611,972
INDUSTRIAL-CAPITAL GOODS (0.5%)
Thermo Electron                                                    3.250%      11/01/2007          300,000            292,875
                                                                                                                -------------
                                                                                                                      292,875
INDUSTRIAL-ENERGY (0.4%)
EOG Resources                                                      6.500%      12/01/2007          250,000            258,445
                                                                                                                -------------
                                                                                                                      258,445
INDUSTRIAL - MEDIA CABLE (0.5%)
Comcast Corp                                                       7.050%      03/15/2033          250,000            278,237
                                                                                                                -------------
                                                                                                                      278,237

                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE         DATE           AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-OTHER CONSUMER CYCLICALS (0.2%)
Dell                                                               7.100%      04/15/2028          113,000            136,353
                                                                                                                -------------
                                                                                                                      136,353
INDUSTRIAL - OTHER CONSUMER NON-CYCLICALS (0.6%)
Philip Morris                                                      7.750%      01/15/2027          300,000            349,822
                                                                                                                -------------
                                                                                                                      349,822
INDUSTRIAL-OTHER (0.5%)
Phoenix Life Insurance                                             7.150%      12/15/2034          300,000            297,413
                                                                                                                -------------
                                                                                                                      297,413
INDUSTRIAL-SERVICES (0.4%)
First Data                                                         6.375%      12/15/2007          225,000            232,883
                                                                                                                -------------
                                                                                                                      232,883
INDUSTRIAL-TECHNOLOGY (1.3%)
Thomas & Betts                                                     7.250%      06/01/2013          700,000            748,112
                                                                                                                -------------
                                                                                                                      748,112
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (0.9%)
Bellsouth Telecommunications                                       6.300%      12/15/2015          336,695            351,181
Central Telephone                                                  7.040%      09/21/2007          200,000            207,031
                                                                                                                -------------
                                                                                                                      558,212
UTILITIES (2.8%)
Alabama Power                                                      3.500%      11/15/2007          260,000            254,223
Alabama Power                                                      5.650%      03/15/2035          300,000            291,650
Arizona Public Service                                             6.750%      11/15/2006        1,000,000          1,022,583
Entergy Ark                                                        4.500%      06/01/2010          150,000            145,115
                                                                                                                -------------
                                                                                                                    1,713,571

TOTAL CORPORATE BONDS (IDENTIFIED COST $13,696,194)                                                                13,682,729
                                                                                                                -------------

U.S. GOVERNMENT AGENCY SECURITIES (52.4%)

U.S. TREASURY BONDS &NOTES (22.9%)
U.S. Treasury Bonds                                                6.250%      08/15/2023          500,000            597,871
U.S. Treasury Bonds                                                5.250%      02/15/2029        2,465,000          2,687,138
U.S. Treasury Bonds                                                5.375%      02/15/2031          450,000            504,140
U.S. Treasury Notes                                                5.625%      05/15/2008        4,000,000          4,141,092
U.S. Treasury Notes                                                3.625%      07/15/2009        4,500,000          4,409,474
U.S. Treasury Notes                                                3.875%      02/15/2013          500,000            487,129
U.S. Treasury Notes                                                1.625%      01/15/2015        1,000,000          1,011,020
                                                                                                                -------------
                                                                                                                   13,837,864
FEDERAL FARM CREDIT BANK (FFCB) (1.4%)
FFCB                                                               4.000%      08/26/2008          500,000            493,047
FFCB                                                               6.320%      10/12/2010          325,000            350,566
                                                                                                                -------------
                                                                                                                      843,613
FEDERAL HOME LOAN BANK (FHLB) (5.6%)
FHLB (2)                                                           4.047%      09/29/2008          350,000            349,474
FHLB                                                               4.020%      06/15/2011          510,000            492,997
FHLB                                                               4.250%      06/24/2013          300,000            289,111
FHLB                                                               4.375%      07/16/2013          550,000            533,208
FHLB (2)                                                           4.000%      07/23/2013          650,000            640,045
FHLB                                                               6.045%      05/12/2014          300,000            329,927
FHLB                                                               4.300%      07/23/2014          500,000            475,727
FHLB (2)                                                           4.000%      08/06/2018          300,000            289,246
                                                                                                                -------------
                                                                                                                    3,399,735
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (9.8%)
FHLMC                                                              5.900%      02/14/2006          100,000            100,681
FHLMC (2,4)                                                        4.250%      09/29/2008          500,000            498,928
FHLMC                                                              3.875%      01/12/2009        1,000,000            978,912
FHLMC                                                              4.000%      07/16/2010          400,000            389,383
FHLMC                                                              4.400%      06/19/2013          500,000            485,295
FHLMC (3)                                                          0.000%      07/15/2014        1,000,000            659,462
FHLMC                                                              7.300%      12/08/2014        1,000,000          1,033,924
FHLMC                                                              5.000%      07/02/2018          250,000            242,663
FHLMC                                                              6.250%      07/15/2032        1,250,000          1,492,874
                                                                                                                -------------
                                                                                                                    5,882,122
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (10.6%)
FNMA                                                               4.750%      01/02/2007          250,000            250,763
FNMA (2)                                                           3.000%      11/04/2008          500,000            499,504
FNMA                                                               3.500%      04/06/2009          400,000            386,581
FNMA                                                               6.875%      09/24/2012          500,000            521,549
FNMA                                                               4.350%      07/02/2013          325,000            315,270
FNMA (2)                                                           4.000%      12/30/2014        1,400,000          1,371,798
FNMA                                                               7.540%      03/02/2015        1,650,000          1,717,094
FNMA                                                               6.200%      06/13/2017        1,025,000          1,049,328
FNMA                                                               6.625%      11/15/2030          240,000            296,264
                                                                                                                -------------
                                                                                                                    6,408,151
SMALL BUSINESS ADMINISTRATION - PASS -THROUGH-AGENCY (0.8%)
Small Business Admin                                               4.640%      05/01/2023          456,324            452,871
                                                                                                                -------------
                                                                                                                      452,871

STUDENT LOAN MARKETING ASSOCIATION (SLMA) (1.3%)
SLMA (3)                                                           0.000%      05/15/2014        1,600,000            772,502
                                                                                                                -------------
                                                                                                                      772,502

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $31,890,183)                                              31,596,858
                                                                                                                -------------

                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE         DATE           AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (0.3%)

Fort Walton Defense Housing (3)                                    0.000%      10/15/2009         250,000             201,555

TOTAL MUNICIPAL LONG TERM (IDENTIFIED COST $208,128)                                                                  201,555
                                                                                                                -------------


SHORT-TERM INVESTMENTS (2.9%)

     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%      10/03/2005       1,723,451           1,723,451
     DATED 10/03/2005 (Repurchase value $1,723,915
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,723,451)                                                           1,723,451
                                                                                                                -------------

TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $60,212,789) (5)                                                        59,575,279

TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)                                                                            738,248
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  60,313,527
                                                                                                                =============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a step bond. Rate disclosed is as of September 30, 2005.
(3) Security represents a zero coupon bond.
(4) Fair valued security under procedures established by the Fund's Board of Directors.
(5) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Short-Intermediate Fixed-Income Fund
Statement of Investments, September 30, 2005 (Unaudited)
                                                                          INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                 RATE        DATE          AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.9%)

ASSET-BACKED SECURITIES (AUTO LOANS) (0.4%)
Lai Vehicle Lease Securities Trust (6)                                     2.580%    10/15/2009   $    330,285   $    330,234
                                                                                                                 ------------
                                                                                                                      330,234
ASSET-BACKED SECURITIES (OTHER) (2.5%)
Falcon Franchise (3,6)                                                     2.259%    06/05/2018      2,962,338        264,774
Falcon Franchise Loan                                                      6.067%    01/05/2023        990,735      1,011,023
Falcon Franchise Loan                                                      3.086%    01/05/2023      1,608,574        210,627
Falcon Franchise Loan                                                      4.856%    01/01/2025        414,923        412,659
                                                                                                                 ------------
                                                                                                                    1,899,083

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $2,239,668)                                                          2,229,317
                                                                                                                 ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (21.7%)

COLLATERALIZED MORTGAGE OBLIGATIONS (21.7%)
Asset Securitization                                                       7.100%    08/13/2029        157,130        160,775
Asset Securitization                                                       7.384%    08/13/2029        865,000        904,391
Asset Securitization (3)                                                   7.692%    01/13/2030      1,200,000      1,267,277
Banc of America SST                                                        6.274%    10/11/2033      1,000,000      1,051,424
Chase Commercial Mortgage (3)                                              6.178%    12/12/2013        545,737        545,737
Comm 2002-FL7 G (3)                                                        5.618%    11/15/2014      1,000,000      1,000,282
Commercial Mortgage Acceptance (1,3)                                       6.644%    12/01/2007      1,000,000      1,035,833
CS First Boston Mortgage Securities (3,5,6)                                1.323%    12/15/2009     21,044,606          2,104
CS First Boston Mortgage Securities                                        6.300%    11/11/2030        685,000        713,412
DLJ Mortgage Acceptance (1,3)                                              8.356%    03/13/2028        984,202        993,143
Entertainment Properties Trust                                             6.223%    02/15/2018        400,000        414,325
FHLMC                                                                      4.500%    10/01/2017        498,242        478,274
FNMA                                                                       1.310%    02/25/2035      8,770,542        305,259
GE Capital Commercial Mortgage                                             6.131%    01/15/2033        655,269        626,106
GE Capital Commercial Mortgage                                             6.496%    01/15/2033        300,000        320,847
GNMA                                                                       3.360%    08/16/2022        469,141        451,729
Gov't Lease Trust                                                          4.000%    05/18/2011        877,042        854,679
Greewich Capital Community Funding                                         5.562%    07/05/2018      1,116,100      1,120,678
Harborview Mortgage Loan Trust                                             2.975%    06/19/2034        256,925        251,092
JP Morgan Commerical Mortgage                                              7.484%    12/26/2028      1,360,000      1,377,610
JP Morgan Commerical Mortgage                                              3.144%    07/12/2037        509,003        503,980
JP Morgan Commerical Mortgage                                              4.475%    07/15/2041        563,601        553,192
LB-UBS Commercial Mortgage                                                 4.071%    09/15/2026        553,977        542,330
LB-UBS Commercial Mortgage                                                 4.333%    02/15/2037        500,000        472,916
Legg Mason Mortage                                                         2.865%    07/25/2021        286,202        270,855
Lehman Brothers (3)                                                        5.150%    06/14/2017        750,000        740,611
                                                                                                                 ------------
                                                                                                                   16,958,861

TOTAL COLLATERALIZED OBLIGATIONS (IDENTIFIED COST $18,100,628)                                                     16,958,861
                                                                                                                 ------------

CORPORATE BONDS (26.1%)

FINANCE - BANKING (8.4%)
Bank of America                                                            4.750%    10/15/2006        100,000        100,282
Bank of America                                                            4.700%    03/15/2007        500,000        497,196
Bayerische Landesbank                                                      5.875%    12/01/2008        500,000        520,817
Centura Bank                                                               6.500%    03/15/2009        250,000        265,362
Centura Capital Trust                                                      8.845%    06/01/2027        460,000        505,476
Citicorp (1)                                                               7.000%    07/01/2007        200,000        207,915
Colonial Bank Corp                                                         9.375%    06/01/2011        505,000        595,006
Comerica Bank (1)                                                          7.250%    06/15/2007        300,000        312,584
HSBC                                                                       7.875%    03/01/2007        200,000        208,776
HSBC Finance                                                               7.650%    05/15/2007        775,000        807,854
Regions Financial                                                          4.500%    08/08/2008        500,000        497,385
Royal Bank of Canada (3)                                                   3.421%    04/14/2008        500,000        452,850
Washington Mutual                                                          7.500%    08/15/2006        500,000        511,258
Washington Mutual                                                          8.250%    04/01/2010        750,000        841,644
Wells Fargo Financial                                                      6.125%    02/15/2006        250,000        251,467
                                                                                                                 ------------
                                                                                                                    6,575,872
FINANCE-BROKER RELATED BROKERAGE (0.3%)
J.P. Morgan                                                                6.250%    01/15/2009        227,000        236,870
                                                                                                                 ------------
                                                                                                                      236,870

                                                                          INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                 RATE        DATE          AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------
FINANCE - OTHER (6.0%)
Associates                                                                 6.875%    11/15/2008      1,000,000      1,064,650
AXA Financial (1)                                                          6.500%    04/01/2008        496,000        517,674
CIT Group                                                                  4.125%    11/03/2009        500,000        487,778
Dis-Crave (6)                                                              6.850%    01/10/2007        867,225        868,179
Fidelity National                                                          7.300%    08/15/2011        460,000        483,447
General Electric Capital                                                   8.125%    05/15/2012        700,000        821,220
MBIA Global Funding (1)                                                    4.375%    03/15/2010        460,000        451,788
                                                                                                                 ------------
                                                                                                                    4,694,736
INDUSTRIAL-AUTOMOTIVE (0.7%)
Daimler Chrysler Na Holdings (1)                                           6.100%    10/15/2006        500,000        497,469
                                                                                                                 ------------
                                                                                                                      497,469
INDUSTRIAL-BASIC (1.2%)
J Seagram & Sons                                                           6.625%    12/15/2005        250,000        250,232
McDonald's                                                                 4.240%    12/13/2006      1,000,000        995,344
                                                                                                                 ------------
                                                                                                                    1,245,576
INDUSTRIAL-CAPITAL GOODS (1.5%)
Cargill (1)                                                                6.150%    02/25/2008        650,000        671,589
PPG Industries                                                             6.500%    11/01/2007          2,000          2,069
Thermo Electron                                                            3.250%    11/01/2007        500,000        488,125
                                                                                                                 ------------
                                                                                                                    1,161,783

INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.9%)
Colgate Palmolive (1)                                                      7.840%    05/15/2007        500,000        525,581
McCormick & Company                                                        6.400%    02/01/2006        950,000        956,542
                                                                                                                 ------------
                                                                                                                    1,482,123
INDUSTRIAL-RETAILERS (0.6%)
Kohl's                                                                     6.700%    02/01/2006        500,000        503,144
                                                                                                                 ------------
                                                                                                                      503,144
INDUSTRIAL-SERVICES (0.6%)
First Data                                                                 4.700%    11/01/2006        500,000        500,334
                                                                                                                 ------------
                                                                                                                      500,334
INDUSTRIAL-TECHNOLOGY (1.4%)
Reynolds & Reynolds                                                        7.000%    12/15/2006        375,000        376,516
Thomas & Betts                                                             7.250%    06/01/2013        340,000        363,369
                                                                                                                 ------------
                                                                                                                      739,885
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (0.3%)
Central Telephone                                                          7.040%    09/21/2007        200,000        207,031
                                                                                                                 ------------
                                                                                                                      207,031
INDUSTRIAL-TRANSPORTATION (0.8%)
Norfolk Southern                                                           7.350%    05/15/2007         87,000         90,517
Norfolk Southern                                                           5.257%    09/17/2014        455,000        463,330
Union Pacific                                                              8.660%    07/02/2011         96,738        104,539
                                                                                                                 ------------
                                                                                                                      658,386
UTILITIES (2.4%)
Alabama Power                                                              3.500%    11/15/2007        590,000        576,890
Entergy Ark                                                                4.500%    06/01/2010        550,000        532,088
Midamerican Energy                                                         7.520%    09/15/2008        105,000        112,071
Monongahela Power                                                          5.000%    10/01/2006        650,000        651,330
                                                                                                                 ------------
                                                                                                                    1,872,379

TOTAL CORPORATE BONDS (IDENTIFIED COST $21,774,394)                                                                20,375,588
                                                                                                                 ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (47.2%)

U.S. TREASURY NOTES (8.4%)
U.S. Treasury Notes (4)                                                    3.625%    01/15/2008      1,000,000      1,280,073
U.S. Treasury Notes (4)                                                    3.875%    01/15/2009      1,000,000      1,292,353
U.S. Treasury Notes                                                        4.000%    03/15/2010      4,000,000      3,964,375
                                                                                                                 ------------
                                                                                                                    6,536,801
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (1.3%)
HUD                                                                        6.330%    08/01/2013      1,000,000      1,043,508
                                                                                                                 ------------
                                                                                                                    1,043,508
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (1.3%)
FAMC                                                                       5.900%    03/03/2009      1,000,000      1,044,359
                                                                                                                 ------------
                                                                                                                    1,044,359
FEDERAL FARM CREDIT BANK (FFCB) (1.1%)
FFCB                                                                       3.375%    09/24/2007        200,000        196,112
FFCB                                                                       4.000%    08/26/2008        500,000        493,047
FFCB                                                                       4.875%    09/24/2012        150,000        147,975
                                                                                                                 ------------
                                                                                                                      837,134

                                                                          INTEREST    MATURITY      PRINCIPAL
DESCRIPTION                                                                 RATE        DATE          AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB) (22.6%)
FHLB                                                                       2.375%    02/15/2006      1,000,000        994,190
FHLB                                                                       2.170%    03/27/2006        900,000        890,922
FHLB (2)                                                                   3.000%    11/20/2006      1,000,000        984,897
FHLB                                                                       5.375%    02/15/2007        325,000        329,075
FHLB                                                                       3.500%    05/15/2007      2,000,000      1,971,830
FHLB                                                                       4.875%    05/15/2007        830,000        836,048
FHLB                                                                       7.325%    05/30/2007        250,000        261,347
FHLB                                                                       6.200%    10/10/2007        200,000        206,913
FHLB (2)                                                                   3.000%    03/18/2008      1,000,000        986,563
FHLB                                                                       5.000%    05/12/2008      2,600,000      2,611,023
FHLB (2)                                                                   3.500%    05/28/2008        500,000        494,532
FHLB (3)                                                                   1.350%    07/17/2008      1,000,000        903,550
FHLB (2)                                                                   3.000%    07/30/2008      1,000,000        976,921
FHLB                                                                       3.650%    09/22/2008        500,000        488,469
FHLB                                                                       4.000%    01/28/2009        395,000        388,417
FHLB (2)                                                                   3.000%    02/27/2009        500,000        494,161
FHLB (2)                                                                   3.250%    12/17/2009        300,000        299,442
FHLB                                                                       4.020%    06/15/2011        650,000        628,329
FHLB                                                                       6.300%    06/21/2011         75,000         76,186
FHLB (2)                                                                   3.000%    09/30/2011      1,000,000        980,022
FHLB (2)                                                                   4.000%    06/11/2013      1,000,000        984,903
FHLB (2)                                                                   4.000%    07/23/2013        500,000        492,343
FHLB (2)                                                                   4.000%    08/06/2018        350,000        337,453
                                                                                                                 ------------
                                                                                                                   17,617,536
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (8.9%)
FHLMC                                                                      8.500%    08/01/2006            144            147
FHLMC                                                                      3.100%    05/27/2008        500,000        483,898
FHLMC (2)                                                                  4.250%    09/29/2008      2,000,000      1,995,710
FHLMC                                                                      3.150%    11/20/2008      2,000,000      1,924,981
FHLMC (2)                                                                  3.000%    01/13/2009      1,000,000        996,776
FHLMC (2)                                                                  3.500%    03/16/2009      1,000,000        984,130
FHLMC                                                                      4.000%    12/15/2009         60,000         58,620
FHLMC                                                                      4.000%    07/16/2010        500,000        486,729
                                                                                                                 ------------
                                                                                                                    6,930,991
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.9%)
FNMA (2)                                                                   2.500%    04/01/2008        100,000         97,133
FNMA (3)                                                                   3.000%    11/04/2008        550,000        549,454
FNMA                                                                       7.000%    12/01/2008         10,868         11,224
FNMA                                                                       4.000%    03/03/2009        100,000         98,125
FNMA                                                                       3.500%    04/06/2009      1,245,000      1,203,232
FNMA (2)                                                                   3.375%    12/29/2010         30,000         29,680
FNMA (2)                                                                   3.250%    08/18/2011        300,000        294,341
                                                                                                                 ------------
                                                                                                                    2,283,189
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (0.7%)
Small Business Administration                                              8.020%    02/10/2010        310,271        335,006
Small Business Administration                                              4.640%    05/01/2023        219,386        217,727
                                                                                                                 ------------
                                                                                                                      552,733

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $35,622,659)                                          36,846,251
                                                                                                                 ------------

SHORT-TERM INVESTMENTS (2.2%)

     FIFTH THIRD REPURCHASE AGREEMENT                                      3.230%    10/3/2005       1,697,642      1,697,642
                                                                                                                 ------------
     DATED 09/30/05 (Repurchase value $1,698,099
     collateralized by U.S. Government Agency Securities)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,697,642)                                                           1,697,642
                                                                                                                 ------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $79,434,991) (7)                                                       78,107,659

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)                                                                           (72,324)
                                                                                                                 ------------

TOTAL NET ASSETS (100.0%)                                                                                        $ 78,035,335
                                                                                                                 ============


(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Security represents a step bond. Rate disclosed is as of September 30, 2005.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate as of Septemeber 30, 2005.
(4) Represents a Treasury Inflation Protected Security.
(5) Interest only security.
(6) Fair valued security under procedures established by the Fund's Board of Directors.
(7) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Mortgage Securities Fund
Statement of Investments, September 30, 2005 (Unaudited)
                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE          DATE           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.2%)

TMS SBA Loan Trust (1999 1-A) (2)                                  4.300%      07/15/2025          369,787      $     366,880
                                                                                                                -------------

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $369,765)                                                              366,880
                                                                                                                -------------

PROJECT LOANS (0.0%)

Merrill Lynch 42 (5)                                               7.430%      09/01/2022           11,904             12,199
                                                                                                                -------------

TOTAL PROJECT LOANS (IDENTIFIED COST $12,156)                                                                          12,199
                                                                                                                -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (5.7%)

Bank of America Alternative Loan Trust (2003-2 CB1)                5.750%      04/25/2033          634,469            639,745
Bank of America Alternative Loan Trust (2003-10 6A2)               5.500%      12/25/2018          283,773            281,519
Bank of America Alternative Loan Trust (2004-3 4A1)                5.000%      04/25/2019          390,370            387,502
Countrywide Alternative Loan Trust (2004-J2 2A1)                   6.500%      03/25/2034          212,660            215,527
Fannie Mae Strip (344:1) (4)                                       0.000%      11/01/2033          579,879            472,438
FNMA                                                               6.000%      11/25/2033          555,977            107,558
FNMA (2005-70 NA) (5)                                              5.500%      08/31/2034          207,484            210,441
FNMA (2005-70 PA) (5)                                              5.500%      05/01/2035        2,146,494          2,162,077
GMAC Mortgage Loan Trust (1999-C3 A2)                              7.179%      08/15/2036          759,779            812,351
GSR Mortgage Loan Trust (2003-13 1A1)                              4.530%      10/25/2033        1,751,428          1,703,435
Residential Accredit Loans Incorporated  (2003-QS20  CB) (1)       5.000%      11/25/2018        1,508,070          1,480,254
Residential Accredit Loans Incorporated  (2004-QS2 CB) (1)         5.750%      02/25/2034          775,971            776,941
                                                                                                                -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,481,413)                                              9,249,788
                                                                                                                -------------

U.S. GOVERNMENT AGENCY BONDS (73.6%)

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (16.9%)
FHLMC                                                              4.500%      01/01/2010          305,510            303,850
FHLMC                                                              6.000%      01/01/2013            5,856              6,019
FHLMC                                                              6.000%      02/01/2013           19,950             20,503
FHLMC                                                              6.000%      03/01/2013           67,016             68,884
FHLMC                                                              6.000%      04/01/2013          262,050            269,322
FHLMC                                                              6.000%      05/01/2013            5,545              5,699
FHLMC                                                              6.000%      08/01/2013           97,939            100,657
FHLMC                                                              6.000%      09/01/2013           98,180            100,905
FHLMC                                                              5.500%      11/01/2013           11,116             11,295
FHLMC                                                              6.000%      11/01/2013          150,951            155,140
FHLMC                                                              5.500%      12/01/2013           57,863             58,794
FHLMC                                                              6.000%      12/01/2013            7,081              7,278
FHLMC                                                              5.500%      02/01/2014            7,343              7,461
FHLMC                                                              5.500%      03/01/2014           37,513             38,113
FHLMC                                                              5.500%      04/01/2014            9,527              9,679
FHLMC                                                              6.000%      04/01/2014          226,044            232,360
FHLMC                                                              5.500%      05/01/2014            9,223              9,371
FHLMC                                                              6.000%      05/01/2014          127,290            130,847
FHLMC                                                              6.000%      07/01/2014           22,047             22,663
FHLMC                                                              7.500%      09/01/2014           33,214             35,070
FHLMC                                                              7.000%      06/01/2015            1,979              2,066
FHLMC                                                              7.500%      07/01/2015            3,146              3,322
FHLMC                                                              6.000%      05/01/2016           15,000             15,418
FHLMC                                                              6.000%      06/01/2016           53,563             55,054
FHLMC                                                              5.500%      02/15/2017          600,000            608,774
FHLMC                                                              5.000%      08/01/2017           98,940             98,781
FHLMC                                                              5.500%      08/01/2017          309,474            314,121
FHLMC                                                              5.500%      09/01/2017           19,879             20,178
FHLMC                                                              6.000%      09/01/2017            9,005              9,256
FHLMC                                                              5.500%      09/15/2017        2,000,000          2,045,693
FHLMC                                                              5.000%      10/01/2017          261,820            261,399
FHLMC                                                              5.500%      10/15/2017          900,000            915,991
FHLMC                                                              5.000%      11/01/2017          230,819            230,448
FHLMC                                                              5.500%      11/01/2017           40,245             40,849
FHLMC                                                              5.000%      01/01/2018          209,347            209,010
FHLMC                                                              5.500%      01/01/2018          133,501            135,505
FHLMC                                                              5.000%      03/01/2018           32,162             32,100
FHLMC                                                              5.000%      04/01/2018          130,913            130,661
FHLMC                                                              6.500%      04/01/2018           45,773             47,504
FHLMC                                                              4.500%      05/01/2018        3,450,100          3,385,983
FHLMC                                                              5.000%      05/01/2018        1,331,031          1,328,560
FHLMC                                                              5.000%      06/01/2018          649,926            648,686
FHLMC                                                              5.000%      07/01/2018           24,106             24,060
FHLMC                                                              4.500%      08/01/2018        1,458,633          1,430,853
FHLMC                                                              5.500%      08/01/2018           38,019             38,585
FHLMC                                                              9.000%      09/01/2018           16,208             16,972
FHLMC                                                              5.000%      10/01/2018           40,057             39,980
FHLMC                                                              4.500%      11/01/2018          734,256            720,273
FHLMC                                                              4.500%      12/01/2018          651,255            638,853
FHLMC                                                              6.000%      12/01/2018          113,071            115,991
FHLMC                                                              4.500%      01/01/2019          361,889            354,998
FHLMC                                                              6.000%      02/01/2019           42,080             43,156
FHLMC                                                              4.500%      01/01/2020          208,945            204,752
FHLMC                                                              4.500%      07/01/2020          652,994            639,660
FHLMC                                                              4.500%      08/01/2020          137,962            135,144
FHLMC                                                              4.500%      09/01/2020        2,799,625          2,742,457
FHLMC                                                              6.000%      07/01/2022          258,919            265,106
FHLMC                                                              7.000%      06/01/2024              292                307
FHLMC                                                              8.000%      07/01/2024           72,764             77,824
FHLMC                                                              8.000%      08/01/2024            7,096              7,590
FHLMC                                                              8.000%      06/01/2025               61                 65
FHLMC                                                              8.000%      07/01/2025           51,933             55,544

                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE          DATE           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------
FHLMC                                                              8.000%      09/01/2025              581                621
FHLMC                                                              8.000%      11/01/2025            1,638              1,751
FHLMC                                                              8.000%      12/01/2025            6,056              6,477
FHLMC                                                              8.000%      01/01/2026              718                767
FHLMC                                                              7.000%      05/01/2026           18,858             19,790
FHLMC                                                              8.000%      06/01/2026           13,632             14,572
FHLMC                                                              7.000%      09/01/2027            1,146              1,199
FHLMC                                                              5.500%      01/01/2029           61,647             61,813
FHLMC                                                              6.000%      01/01/2029          144,547            147,372
FHLMC                                                              6.000%      02/01/2029          165,755            168,995
FHLMC                                                              7.000%      04/01/2029              756                790
FHLMC                                                              6.000%      05/01/2029          250,473            255,305
FHLMC                                                              7.000%      07/01/2029           43,112             45,064
FHLMC                                                              7.000%      10/01/2029           91,975             96,137
FHLMC                                                              7.000%      11/01/2029           40,167             41,985
FHLMC                                                              7.000%      12/01/2029            4,415              4,615
FHLMC                                                              7.000%      01/01/2030           81,332             85,013
FHLMC                                                              7.000%      04/01/2030              450                470
FHLMC                                                              7.000%      09/01/2030           39,001             40,756
FHLMC                                                              7.000%      10/01/2030            8,304              8,678
FHLMC                                                              7.500%      10/01/2030            1,845              1,956
FHLMC                                                              7.000%      11/01/2030            9,876             10,320
FHLMC                                                              7.000%      05/01/2031           42,680             44,600
FHLMC                                                              7.000%      06/01/2031           15,811             16,522
FHLMC                                                              7.000%      07/01/2031           24,852             25,970
FHLMC                                                              7.000%      08/01/2031            2,634              2,753
FHLMC                                                              7.000%      09/01/2031           39,109             40,869
FHLMC                                                              7.000%      10/01/2031            2,743              2,866
FHLMC                                                              7.000%      11/01/2031           35,477             37,074
FHLMC                                                              6.000%      01/01/2032           64,966             66,138
FHLMC                                                              5.500%      02/01/2032           40,785             40,842
FHLMC                                                              5.500%      04/01/2032          238,800            239,097
FHLMC                                                              7.000%      04/01/2032           17,474             18,260
FHLMC                                                              7.000%      05/01/2032          357,813            373,893
FHLMC                                                              6.500%      07/01/2032        1,101,874          1,134,215
FHLMC                                                              7.000%      07/01/2032           13,699             14,315
FHLMC                                                              6.500%      08/01/2032          234,047            240,917
FHLMC                                                              6.000%      02/01/2033          499,711            508,518
FHLMC                                                              6.000%      03/01/2033           57,688             58,705
FHLMC                                                              7.000%      09/01/2033           44,563             46,566
FHLMC                                                              5.500%      01/01/2035        2,600,000          2,601,524
FHLMC                                                              4.500%      09/01/2035        1,300,000          1,238,208
                                                                                                                -------------
                                                                                                                   27,451,737

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (55.2%)
FNMA                                                               6.500%      02/01/2012           15,230             15,759
FNMA                                                               6.500%      10/01/2013           45,911             47,506
FNMA                                                               5.500%      07/01/2014           95,167             96,703
FNMA                                                               8.000%      08/01/2014           64,627             67,363
FNMA                                                               6.000%      04/01/2016            3,330              3,426
FNMA                                                               6.000%      05/01/2016           14,696             15,120
FNMA                                                               6.500%      05/01/2016           73,671             76,204
FNMA                                                               6.500%      06/01/2016           16,619             17,190
FNMA                                                               6.500%      07/01/2016           57,662             59,645
FNMA                                                               6.500%      09/01/2016           67,351             69,667
FNMA                                                               5.500%      10/01/2016          126,035            127,966
FNMA                                                               5.500%      05/01/2017          269,744            273,806
FNMA                                                               5.500%      09/01/2017          305,202            309,798
FNMA                                                               5.500%      10/01/2017           50,281             51,039
FNMA                                                               5.000%      11/01/2017          191,355            191,062
FNMA                                                               5.500%      12/01/2017          383,161            388,930
FNMA                                                               4.500%      01/01/2018          117,241            115,057
FNMA                                                               5.500%      01/01/2018          850,964            863,778
FNMA                                                               5.000%      02/01/2018          128,795            128,544
FNMA                                                               5.500%      02/01/2018          291,955            296,351
FNMA                                                               4.500%      04/01/2018          239,643            235,086
FNMA                                                               4.500%      05/01/2018          556,569            546,010
FNMA                                                               5.000%      05/01/2018          609,579            608,395
FNMA                                                               6.500%      05/01/2018          105,639            109,734
FNMA                                                               4.500%      06/01/2018           73,309             71,913
FNMA                                                               5.500%      06/01/2018        2,472,392          2,509,622
FNMA                                                               4.500%      07/01/2018           52,149             51,156
FNMA                                                               4.500%      08/01/2018          146,108            143,327
FNMA                                                               5.000%      08/01/2018          130,786            130,532
FNMA                                                               6.000%      08/01/2018           70,949             72,740
FNMA                                                               5.000%      09/01/2018        2,136,243          2,132,091
FNMA                                                               4.500%      10/01/2018          131,819            129,310
FNMA                                                               5.000%      10/01/2018        1,347,747          1,345,128
FNMA                                                               4.500%      11/01/2018           77,660             76,182
FNMA                                                               5.500%      11/01/2018           19,222             19,508
FNMA                                                               4.500%      12/01/2018        1,920,327          1,883,777
FNMA                                                               4.500%      01/01/2019        2,039,172          2,000,128
FNMA                                                               5.500%      01/01/2019           55,773             56,602
FNMA                                                               4.500%      02/01/2019          451,710            443,112
FNMA                                                               4.000%      06/01/2019        1,105,255          1,064,301
FNMA                                                               5.500%      08/01/2019        3,353,122          3,402,886
FNMA                                                               5.500%      05/01/2020        2,368,150          2,403,810
FNMA                                                               7.500%      08/01/2023           15,015             15,916
FNMA                                                               6.500%      04/01/2024            5,303              5,485
FNMA                                                               5.000%      06/01/2024        1,637,527          1,616,760
FNMA                                                               6.500%      11/01/2024           57,581             59,565
FNMA                                                               7.000%      10/01/2025           36,452             38,292
FNMA                                                               7.500%      02/01/2026           19,796             21,006
FNMA                                                               6.500%      04/01/2026           12,376             12,790
FNMA                                                               7.000%      09/01/2026           20,241             21,263
FNMA                                                               7.500%      09/01/2026           41,967             44,532
FNMA                                                               7.000%      04/01/2027           18,511             19,413
FNMA                                                               7.500%      05/01/2027            5,938              6,297
FNMA                                                               7.500%      11/01/2027           16,335             17,322
FNMA                                                               7.500%      12/01/2027           44,070             46,733
FNMA                                                               7.500%      01/01/2028            2,601              2,759

                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE          DATE           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------
FNMA                                                               7.500%      02/01/2028           21,436             22,746
FNMA                                                               6.500%      11/01/2028           47,578             49,139
FNMA                                                               6.000%      01/01/2029           42,869             43,680
FNMA                                                               6.500%      03/01/2029          218,248            225,402
FNMA                                                               7.000%      03/01/2029           14,598             15,304
FNMA                                                               6.500%      04/01/2029          531,920            549,476
FNMA                                                               7.000%      04/01/2029           96,861            101,424
FNMA                                                               7.000%      05/01/2029           81,699             85,548
FNMA                                                               6.500%      06/01/2029           16,961             17,513
FNMA                                                               6.500%      07/01/2029           20,609             21,280
FNMA                                                               7.000%      07/01/2029           10,844             11,355
FNMA                                                               7.500%      09/01/2029          162,811            172,438
FNMA                                                               6.000%      10/01/2029          139,475            142,200
FNMA                                                               7.000%      11/01/2029            9,900             10,366
FNMA                                                               7.000%      12/01/2029           13,193             13,814
FNMA                                                               7.000%      01/01/2030           34,251             35,852
FNMA                                                               6.500%      02/01/2030           31,943             32,951
FNMA                                                               7.000%      02/01/2030          106,576            111,583
FNMA                                                               7.000%      03/01/2030            4,251              4,450
FNMA                                                               7.000%      11/01/2030            2,049              2,145
FNMA                                                               7.000%      12/01/2030           59,183             61,949
FNMA                                                               7.000%      01/01/2031           17,851             18,686
FNMA                                                               7.000%      06/01/2031           81,391             85,201
FNMA                                                               7.000%      07/01/2031           89,160             93,332
FNMA                                                               7.000%      08/01/2031           61,700             64,588
FNMA                                                               6.500%      09/01/2031           25,304             26,086
FNMA                                                               7.000%      09/01/2031           88,984             93,143
FNMA                                                               7.000%      10/01/2031           41,766             43,719
FNMA                                                               7.500%      12/01/2031           14,642             15,496
FNMA                                                               6.000%      02/01/2032           57,246             58,238
FNMA                                                               7.000%      05/01/2032           41,455             43,394
FNMA                                                               6.500%      07/01/2032           64,365             66,319
FNMA                                                               7.000%      08/01/2032           80,161             83,910
FNMA                                                               5.500%      01/01/2033        6,139,056          6,142,340
FNMA                                                               6.500%      01/01/2033           24,718             25,482
FNMA                                                               6.000%      02/01/2033           18,411             18,724
FNMA                                                               5.500%      06/01/2033          500,822            501,054
FNMA                                                               6.000%      06/01/2033        1,453,397          1,478,067
FNMA                                                               5.500%      07/01/2033          746,797            747,143
FNMA                                                               5.500%      08/01/2033          285,562            285,694
FNMA                                                               5.500%      10/01/2033        2,777,700          2,778,988
FNMA                                                               5.500%      11/01/2033        6,088,117          6,090,942
FNMA                                                               5.000%      03/01/2034       14,715,911         14,440,017
FNMA                                                               5.500%      04/01/2034        7,533,014          7,536,487
FNMA                                                               5.000%      05/01/2034        3,233,854          3,173,226
FNMA                                                               6.000%      08/01/2034        1,405,017          1,428,866
FNMA                                                               5.500%      09/01/2034        5,352,181          5,352,566
FNMA                                                               6.500%      09/01/2034        1,076,291          1,107,852
FNMA                                                               6.500%      10/01/2034          282,539            290,825
FNMA                                                               6.500%      11/01/2034        2,444,418          2,516,098
FNMA                                                               5.000%      12/01/2034          821,533            805,360
FNMA                                                               5.500%      02/01/2035        1,699,889          1,700,678
FNMA                                                               6.000%      05/01/2035          914,705            930,199
FNMA                                                               6.000%      06/01/2035        5,122,046          5,208,988
                                                                                                                -------------
                                                                                                                   89,560,720


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (1.5%)
GNMA                                                               7.250%      04/15/2006              304                304
GNMA                                                               5.500%      04/15/2014          104,400            106,977
GNMA                                                               6.000%      04/15/2014          201,948            209,128
GNMA                                                               6.500%      08/15/2014            9,443              9,831
GNMA                                                               6.000%      12/15/2016          223,577            231,397
GNMA                                                               8.000%      03/15/2017            2,449              2,622
GNMA                                                               8.000%      04/15/2017           13,409             14,356
GNMA                                                               6.500%      12/15/2023           41,798             43,603
GNMA                                                               6.000%      06/20/2026           99,168            101,473
GNMA                                                               8.000%      09/20/2026           78,169             83,417
GNMA                                                               7.500%      09/15/2027           16,687             17,748
GNMA                                                               6.000%      02/20/2029           32,508             33,234
GNMA                                                               7.500%      10/15/2029           22,570             23,978
GNMA                                                               6.000%      12/15/2031           25,629             26,259
GNMA                                                               5.500%      12/15/2032           11,384             11,503
GNMA                                                               6.000%      01/15/2033           78,476             80,397
GNMA                                                               5.500%      05/15/2033          788,536            796,531
GNMA                                                               6.000%      01/15/2034          275,023            281,767
GNMA                                                               6.500%      06/20/2034          252,837            261,809
                                                                                                                -------------
                                                                                                                    2,336,334

TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $120,277,983)                                                 119,348,791
                                                                                                                -------------


SHORT-TERM INVESTMENTS (24.0%)

     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/2005       38,975,089         38,975,089
     DATED 9/30/05 (Repurchase value $38,985,580                                                                -------------
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $38,975,089)                                                         38,975,089
                                                                                                                -------------

TOTAL INVESTMENTS (103.5%) (IDENTIFIED COST $169,116,406) (6)                                                     167,952,747

TOTAL LIABILITIES LESS OTHER ASSETS  (-3.5%)                                                                       (5,772,431)
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $ 162,180,316
                                                                                                                =============

FORWARD COMMITMENTS
                                                                   COUPON     DELIVERY        PRINCIPAL
AGENCY                                                             RATE         DATE            AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT SEPTEMBER 30, 2005 (COST PAYABLE $218,634,508)
FNMA 15YR TBA                                                      4.000%     10/18/2005         900,000        $     865,688
FNMA 15YR TBA                                                      4.500%     10/18/2005      11,800,000           11,552,932
FNMA 15YR TBA                                                      5.000%     10/18/2005       5,000,000            4,985,940
FNMA 15YR TBA                                                      5.500%     10/18/2005       9,000,000            9,129,375
FNMA 15YR TBA                                                      4.000%     11/17/2005       4,700,000            4,514,937
FHLMC GOLD 15YR TBA                                                4.500%     10/18/2005       3,400,000            3,328,811
FNMA 30YR TBA                                                      4.500%     10/13/2005       4,100,000            3,907,813
FNMA 30YR TBA                                                      5.000%     10/13/2005      25,000,000           24,468,750
FNMA 30YR TBA                                                      5.500%     10/13/2005      47,500,000           47,470,313
FNMA 30YR TBA                                                      6.000%     10/13/2005      56,100,000           57,029,128
FNMA 30YR TBA                                                      6.500%     10/13/2005      11,900,000           12,245,838
FHLMC GOLD 30YR TBA                                                4.500%     10/13/2005         200,000              190,250
FHLMC GOLD 30YR TBA                                                5.000%     10/13/2005      18,900,000           18,492,478
FHLMC GOLD 30YR TBA                                                5.500%     10/13/2005      13,300,000           13,300,000
FHLMC GOLD 30YR TBA                                                6.000%     10/13/2005       4,100,000            4,170,471
GNMA 30YR TBA                                                      5.500%     10/20/2005       1,100,000            1,109,968
GNMA 30YR TBA                                                      6.000%     10/20/2005         700,000              716,843
                                                                                                                -------------
                                                                                                                $ 217,479,535
                                                                                                                =============
TBA SALE COMMITMENTS AT SEPTEMBER 30, 2005 (PROCEEDS RECEIVABLE $186,662,152)
FNMA 15YR TBA                                                      4.000%     10/18/2005        (600,000)       $    (577,125)
FNMA 15YR TBA                                                      4.500%     10/18/2005     (17,600,000)         (17,231,491)
FNMA 15YR TBA                                                      5.000%     10/18/2005        (800,000)            (797,750)
FNMA 15YR TBA                                                      5.500%     10/18/2005     (12,500,000)         (12,679,688)
FHLMC GOLD 15YR TBA                                                5.000%     10/18/2005      (2,400,000)          (2,393,251)
FNMA 30YR TBA                                                      5.000%     10/13/2005     (22,800,000)         (22,315,500)
FNMA 30YR TBA                                                      5.500%     10/13/2005     (54,100,000)         (54,066,188)
FNMA 30YR TBA                                                      6.000%     10/13/2005     (52,100,000)         (52,962,880)
FNMA 30YR TBA                                                      6.500%     10/13/2005      (8,200,000)          (8,438,308)
FHLMC GOLD 30YR TBA                                                4.500%     10/13/2005      (1,400,000)          (1,331,750)
FHLMC GOLD 30YR TBA                                                5.000%     10/13/2005      (3,200,000)          (3,131,002)
FHLMC GOLD 30YR TBA                                                5.500%     10/13/2005      (2,600,000)          (2,600,000)
FHLMC GOLD 30YR TBA                                                6.000%     10/13/2005      (5,200,000)          (5,289,378)
GNMA 30YR TBA                                                      5.500%     10/20/2005        (900,000)            (908,156)
GNMA 30YR TBA                                                      6.000%     10/20/2005      (1,000,000)          (1,024,062)
                                                                                                                -------------
                                                                                                                $(185,746,529)
                                                                                                                =============

WRITTEN OPTION ACTIVITY                                                    NUMBER OF               CONTRACT
                                                                           CONTRACTS                PREMIUM
                                                                        ------------------------------------
Options Outstanding at Beginning of Year                                    6,600,000               $ 11,859
Optons Sold                                                                         0                      -
Options Exercised or Cancelled Prior to Exercise                                    -                      -
Options Expired                                                            (6,600,000)               (11,859)
                                                                        ------------------------------------
Options Outstanding at End of Period                                                0                      -
                                                                        ====================================

OUTSTANDING FUTURES CONTRACTS                                                                                     UNREALIZED
                                                                                    UNITS PER       CURRENT      APPRECIATION/
                                                        EXPIRATION     CONTRACTS    CONTRACT         VALUE      (DEPRECIATION)
                                                      -------------------------------------------------------------------------
2 Year US Treasury Note Future (Sell)                   12/30/2005          7         2,000        1,441,234    $       6,219
5 Year US Treasury  Note Future (Sell)                  12/30/2005         50         1,000        5,342,970           53,534
10 Year US Treasury Note Future (Sell)                  12/30/2005         63         1,000        6,925,080           66,006
                                                                                                                -------------
                                                                                                                $     125,759
                                                                                                                =============

(1) Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate as of September 30, 2005.
(3) Security has been segregated as collateral to cover margin requirements for open futures contracts as of September 30, 2005.
(4) Security represents zero coupon bond.
(5) Fair valued security under procedures established by the Fund's Board of Directors.
(6) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Limited Duration U.S. Government Fund
Statement of Investments, September 30, 2005 (Unaudited)
                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE         DATE            AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (95.7%)

FEDERAL FARM CREDIT BANK (FFCB) (3.0%)
FFCB                                                               1.850%      06/26/2006      $ 1,000,000      $     982,456
FFCB                                                               5.900%      02/05/2008          100,000            103,268
FFCB                                                               5.960%      06/16/2008          600,000            623,056
                                                                                                                -------------
                                                                                                                    1,708,780
FEDERAL HOME LOAN BANK (FHLB) (53.0%)
FHLB                                                               4.570%      10/11/2005          300,000            300,034
FHLB                                                               2.000%      10/28/2005          225,000            224,688
FHLB                                                               2.125%      11/15/2005        1,695,000          1,691,305
FHLB                                                               2.200%      12/22/2005          200,000            199,219
FHLB                                                               6.320%      02/21/2006          500,000            504,381
FHLB                                                               2.000%      02/27/2006        1,000,000            992,212
FHLB                                                               5.665%      03/22/2006          110,000            110,617
FHLB                                                               4.750%      05/15/2006        1,000,000          1,002,791
FHLB                                                               2.320%      06/26/2006          240,000            236,517
FHLB                                                               3.500%      08/15/2006          500,000            496,448
FHLB                                                               5.250%      08/15/2006        1,950,000          1,964,834
FHLB                                                               2.950%      09/14/2006        1,000,000            987,045
FHLB                                                               2.100%      10/13/2006        1,000,000            977,406
FHLB                                                               3.125%      11/15/2006        1,000,000            986,063
FHLB                                                               2.750%      11/24/2006          200,000            198,625
FHLB                                                               3.375%      01/10/2007        1,000,000            987,560
FHLB                                                               2.875%      02/15/2007          300,000            293,850
FHLB                                                               3.300%      03/22/2007        1,000,000            984,656
FHLB                                                               2.450%      03/29/2007          650,000            632,017
FHLB                                                               3.500%      05/15/2007        3,345,000          3,297,886
FHLB                                                               4.650%      05/21/2007          250,000            251,002
FHLB                                                               3.875%      06/08/2007        2,750,000          2,727,084
FHLB                                                               6.750%      08/15/2007          250,000            260,447
FHLB                                                               3.875%      09/14/2007        3,000,000          2,970,855
FHLB                                                               5.875%      11/15/2007          620,000            638,257
FHLB                                                               3.500%      11/15/2007        3,250,000          3,190,099
FHLB                                                               3.070%      01/15/2008          500,000            485,583
FHLB                                                               7.000%      02/15/2008          100,000            105,730
FHLB                                                               5.625%      02/15/2008        1,315,000          1,350,157
FHLB                                                               3.625%      05/15/2008        1,000,000            979,678
FHLB                                                               4.500%      12/30/2008          200,000            199,969
                                                                                                                -------------
                                                                                                                   30,227,015
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (9.3%)
FHLMC                                                              4.375%      10/18/2005          100,000            100,013
FHLMC                                                              4.180%      11/08/2005        1,000,000          1,000,070
FHLMC                                                              2.500%      12/30/2005        1,000,000            996,420
FHLMC                                                              6.130%      02/27/2006          300,000            302,523
FHLMC                                                              6.750%      05/30/2006          300,000            304,719
FHLMC                                                              3.000%      08/27/2007          600,000            585,518
FHLMC                                                              3.300%      09/14/2007        1,000,000            980,897
FHLMC                                                              4.500%      03/01/2010          484,439            481,806
FHLMC                                                              4.500%      06/01/2010          559,317            556,277
                                                                                                                -------------
                                                                                                                    5,308,243
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.1%)
FNMA                                                               6.625%      03/21/2006          145,000            146,631
FNMA                                                               2.100%      04/19/2006          210,000            207,576
FNMA                                                               3.250%      06/28/2006        1,535,000          1,523,070
FNMA                                                               3.375%      12/15/2006        1,000,000            988,331
FNMA                                                               3.550%      01/12/2007        1,000,000            989,642
FNMA                                                               4.500%      02/01/2010          206,631            205,494
                                                                                                                -------------
                                                                                                                    4,060,744

                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE         DATE            AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (23.3%)
SBA                                                                6.625%      02/25/2007          132,688            133,247
SBA                                                                7.475%      11/25/2007            4,406              4,466
SBA                                                                6.375%      06/25/2008           60,458             61,178
SBA                                                                8.125%      07/25/2008            2,483              2,542
SBA                                                                6.375%      08/25/2008            7,870              7,931
SBA                                                                6.975%      11/25/2008           14,134             14,362
SBA                                                                5.250%      12/25/2008           43,013             42,978
SBA                                                                6.975%      01/25/2009           15,720             16,038
SBA                                                                6.375%      03/25/2009           15,955             16,122
SBA                                                                7.725%      03/25/2009           42,794             43,875
SBA                                                                4.125%      06/25/2009          133,193            132,673
SBA                                                                6.125%      06/25/2009          188,492            192,102
SBA                                                                6.125%      01/25/2010           35,119             35,865
SBA                                                                7.125%      01/25/2010           25,731             26,463
SBA                                                                4.250%      02/25/2010          214,056            214,128
SBA                                                                4.500%      02/25/2010           11,024             11,028
SBA                                                                7.125%      05/25/2010          122,895            128,184
SBA                                                                6.875%      09/25/2010           35,269             36,164
SBA                                                                7.125%      11/25/2010           54,387             56,120
SBA                                                                6.375%      03/25/2011           33,528             34,193
SBA                                                                7.375%      07/25/2011           14,572             15,152
SBA                                                                6.765%      09/25/2011          908,652            953,381
SBA                                                                8.125%      11/25/2011            3,739              3,907
SBA                                                                6.875%      05/25/2012          139,712            146,081
SBA                                                                5.875%      11/25/2012           78,201             80,125
SBA                                                                8.125%      12/25/2012           43,620             46,086
SBA                                                                6.125%      01/25/2013          143,890            149,803
SBA                                                                4.090%      02/25/2013          204,747            204,179
SBA                                                                4.375%      03/25/2013          108,538            108,573
SBA                                                                8.125%      06/25/2013            4,544              4,808
SBA                                                                5.625%      07/25/2013          114,784            118,027
SBA                                                                4.500%      01/25/2014           13,470             13,512
SBA                                                                8.125%      05/25/2014           31,796             33,566
SBA                                                                7.265%      05/25/2014          555,632            597,032
SBA                                                                5.250%      06/25/2014            5,411              5,371
SBA                                                                5.125%      07/25/2014          121,679            123,503
SBA                                                                6.975%      07/25/2015           27,208             28,700
SBA                                                                7.875%      11/25/2015           11,726             12,456
SBA                                                                6.475%      11/25/2015           54,752             57,310
SBA                                                                6.375%      03/25/2016          903,418            959,725
SBA                                                                4.875%      04/25/2016           25,062             25,220
SBA                                                                6.625%      07/25/2016           75,046             79,457
SBA                                                                6.875%      07/25/2016          706,790            752,358
SBA                                                                7.875%      08/25/2016           14,579             15,515
SBA                                                                4.500%      03/25/2017           35,538             35,708
SBA                                                                4.625%      07/25/2017           63,026             63,551
SBA                                                                4.375%      09/25/2017           11,117             11,211
SBA                                                                4.500%      12/25/2017          331,269            332,953
SBA                                                                4.500%      12/25/2017          117,684            118,282
SBA                                                                4.500%      02/25/2018           84,950             85,387
SBA                                                                4.250%      08/25/2018          483,635            483,403
SBA                                                                4.200%      01/25/2019           44,858             44,832
SBA                                                                4.700%      05/25/2019           66,123             65,996
SBA                                                                4.500%      06/25/2019          270,327            271,877
SBA                                                                6.375%      06/25/2020          195,638            205,943
SBA                                                                4.250%      09/25/2020           38,268             38,261
SBA                                                                6.000%      12/25/2020           45,929             48,000
SBA                                                                6.875%      04/25/2021           17,656             18,299
SBA                                                                4.000%      04/25/2021          124,334            123,954
SBA                                                                6.375%      07/25/2021           53,481             56,259
SBA                                                                4.125%      10/25/2021          212,864            212,758
SBA                                                                3.750%      09/25/2022           64,851             64,663
SBA                                                                5.625%      07/25/2023           38,661             40,164

                                                                  INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                         RATE         DATE            AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
SBA                                                                4.000%      07/25/2023          549,913            548,380
SBA                                                                5.125%      02/25/2024        1,092,654          1,122,792
SBA                                                                6.375%      03/25/2024          152,274            160,604
SBA                                                                6.625%      08/25/2024           60,816             64,707
SBA                                                                6.625%      10/25/2024           63,467             68,442
SBA                                                                4.250%      11/25/2024          199,785            199,943
SBA                                                                5.625%      12/25/2024           85,625             89,073
SBA                                                                4.125%      01/25/2025          486,887            486,911
SBA                                                                6.875%      02/25/2025           59,026             64,045
SBA                                                                6.125%      06/25/2025           25,127             26,596
SBA                                                                6.625%      09/25/2025          117,931            125,196
SBA                                                                6.625%      10/25/2025           73,263             79,042
SBA                                                                3.950%      03/25/2026          399,985            398,599
SBA                                                                5.375%      05/25/2028          770,920            806,148
SBA                                                                3.700%      02/25/2030          958,001            955,170
                                                                                                                -------------
                                                                                                                   13,260,655

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $55,051,960)                                                              54,565,437
                                                                                                                -------------


SHORT-TERM INVESTMENTS (3.2%)

     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%      10/03/2005        1,827,752          1,827,752
     DUE 09/30/2005 (Repurchase value $1,828,244
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,827,752)                                                           1,827,752
                                                                                                                -------------

TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $56,879,712) (1)                                                        56,393,189

TOTAL OTHER ASSETS LESS LIABILITIES (1.1%)                                                                            634,141
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  57,027,330
                                                                                                                =============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor U.S. Government Money Fund
Statement of Investments, September 30, 2005 (Unaudited)
                                                                  INTEREST      MATURITY        PRINCIPAL          AMORTIZED
DESCRIPTION                                                         RATE         DATE            AMOUNT               COST
-------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (80.7%)

FEDERAL FARM CREDIT BANK (FFCB) (3.7%)
FFCB                                                               3.588%      06/02/2006       45,000,000      $    45,000,000
                                                                                                                ---------------
                                                                                                                     45,000,000

FEDERAL HOME LOAN BANK (FHLB) (34.3%)
FHLB                                                               2.400%      10/28/2005       25,000,000           25,000,000
FHLB                                                               3.508%      11/22/2005       60,000,000           60,000,000
FHLB                                                               2.850%      12/14/2005       25,000,000           25,000,000
FHLB                                                               3.513%      01/12/2006       60,000,000           60,000,000
FHLB                                                               3.498%      03/01/2006       50,000,000           50,000,000
FHLB                                                               3.650%      06/05/2006       25,000,000           25,000,000
FHLB                                                               3.568%      06/14/2006       60,000,000           60,000,000
FHLB                                                               3.600%      07/13/2006       25,000,000           25,000,000
FHLB                                                               3.820%      07/20/2006       25,000,000           25,000,000
FHLB                                                               3.618%      07/21/2006       40,000,000           40,000,000
FHLB                                                               4.375%      10/26/2006       25,000,000           25,000,000
                                                                                                                ---------------
                                                                                                                    420,000,000

FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (22.3%)
FHLMC                                                              2.400%      10/11/2005       40,000,000           39,971,289
FHLMC                                                              3.300%      10/24/2005       50,000,000           49,897,333
FHLMC                                                              3.300%      10/31/2005       40,000,000           39,897,334
FHLMC                                                              3.605%      11/15/2005       40,000,000           39,827,761
FHLMC                                                              3.675%      11/29/2005       40,000,000           39,767,250
FHLMC                                                              3.700%      12/12/2005       40,000,000           39,712,222
FHLMC                                                              4.250%      10/23/2006       25,000,000           25,000,000
                                                                                                                ---------------
                                                                                                                    274,073,189

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (20.4%)
FNMA                                                               2.790%      10/14/2005       50,000,000           49,947,139
FNMA                                                               3.011%      10/19/2005       40,000,000           39,942,222
FNMA                                                               3.060%      11/23/2005       40,000,000           39,810,733
FNMA                                                               3.130%      01/04/2006       20,845,000           20,650,065
FNMA                                                               3.150%      02/06/2006       25,000,000           25,000,000
FNMA                                                               3.250%      03/17/2006       25,000,000           25,000,000
FNMA                                                               4.000%      08/08/2006       25,000,000           25,000,000
FNMA                                                               4.100%      08/22/2006       25,000,000           25,000,000
                                                                                                                ---------------
                                                                                                                    250,350,159

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $989,423,348)                                                              989,423,348
                                                                                                                ---------------

SHORT-TERM INVESTMENTS (21.3%)

     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%      10/03/2005       11,507,001           11,507,001
     DATED 09/30/05 (Repurchase value $11,510,098
     collateralized by U.S. Government Agency Securities)

    MORGAN STANLEY REPURCHASE AGREEMENT                            3.810%      10/03/2005      250,000,000          250,000,000
     DATED 9/30/05 (Repurchase value $250,079,375
     collateralized by U.S. Government Agency Securities)


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $261,507,001)                                                         261,507,001
                                                                                                                ---------------

TOTAL INVESTMENTS (102.0%) (IDENTIFIED COST $1,250,930,349) (1)                                                   1,250,930,349

TOTAL LIABILITIES LESS OTHER ASSETS (-2.0%)                                                                         (24,715,377)
                                                                                                                ---------------

TOTAL NET ASSETS (100.0%)                                                                                       $ 1,226,214,972
                                                                                                                ===============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Income Allocation Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                     ALLOCATION       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (90.7%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
High Yield Bond                                                                    9.6%          128,493        $   1,394,153
Intermediate Fixed-Income                                                          7.4%           91,764            1,073,639
Short-Intermediate Fixed-Income                                                   40.9%          501,737            5,925,516
Mortgage Securities                                                                6.7%           78,377              978,148
U.S. Government Money                                                             26.1%        3,784,213            3,784,213
                                                                                                                -------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,345,046)                                                           13,155,669
                                                                                                                -------------

                                                                  INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (9.1%)                                       RATE         DATE            AMOUNT             VALUE
                                                                -------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/05        $ 1,324,752      $   1,324,752
     DATED 9/30/05 (Repurchase value $1,325,109
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,324,752)                                                           1,324,752
                                                                                                                -------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $14,669,798) (1)                                                        14,480,421

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                             21,883
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  14,502,304
                                                                                                                =============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Income and Growth Allocation Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                     ALLOCATION       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (95.1%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                            10.7%          129,368        $   3,069,906
Value                                                                              8.9%          123,205            2,570,050
Small to Mid Cap                                                                   4.8%           50,024            1,376,166
International Equity                                                               6.5%          113,642            1,855,778
High Yield Bond                                                                    6.9%          182,869            1,984,129
Intermediate Fixed-Income                                                          7.9%          195,400            2,286,176
Short-Intermediate Fixed-Income                                                   27.3%          664,874            7,852,168
Mortgage Securities                                                                8.0%          185,249            2,311,904
U.S. Government Money                                                             14.1%        4,062,177            4,062,177
                                                                                                                -------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $25,859,348)                                                           27,368,454
                                                                                                                -------------

                                                                  INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (5.0%)                                       RATE          DATE           AMOUNT            VALUE
                                                                -------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/05        $ 1,430,893      $   1,430,893
     DATED 9/30/05 (Repurchase value $1,431,278
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,430,893)                                                           1,430,893
                                                                                                                -------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $27,290,241) (1)                                                       28,799,347

TOTAL LIABILITIES LESS OTHER ASSETS  (-0.1%)                                                                           (6,734)
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  28,792,613
                                                                                                                =============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Balanced Allocation Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                    ALLOCATION        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (93.2%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                            17.3%          474,613        $  11,262,574
Value                                                                             15.2%          474,603            9,900,221
Small to Mid Cap                                                                   8.1%          192,946            5,307,946
International Equity                                                              10.1%          401,315            6,553,474
High Yield Bond                                                                    5.0%          302,327            3,280,243
Intermediate Fixed-Income                                                          9.0%          501,392            5,866,291
Short-Intermediate Fixed-Income                                                   17.0%          935,525           11,048,544
Mortgage Securities                                                                6.1%          316,704            3,952,463
U.S. Government Money                                                              5.4%        3,500,232            3,500,232
                                                                                                                -------------


TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $55,114,763)                                                           60,671,988
                                                                                                                -------------

                                                                  INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (6.3%)                                       RATE          DATE           AMOUNT             VALUE
                                                               --------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/05        $ 4,121,534      $   4,121,534
     DATED 9/30/05 (Repurchase value $4,122,643
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,121,534)                                                           4,121,534
                                                                                                                -------------
TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $59,236,297) (1)                                                        64,793,522

TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)                                                                            357,842
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  65,151,364
                                                                                                                =============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Growth and Income Allocation Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                     ALLOCATION        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (94.2%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                            20.0%          864,788        $  20,521,425
Value                                                                             18.0%          885,761           18,476,978
Small to Mid Cap                                                                  10.1%          376,499           10,357,500
International Equity                                                              12.1%          759,600           12,404,269
High Yield Bond                                                                    5.1%          478,982            5,196,957
Intermediate Fixed-Income                                                          8.9%          776,576            9,085,943
Short-Intermediate Fixed-Income                                                   15.0%        1,307,043           15,436,181
Mortgage Securities                                                                3.9%          320,505            3,999,906
U.S. Government Money                                                              1.1%        1,120,815            1,120,815
                                                                                                                -------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $87,226,551)                                                           96,599,974
                                                                                                                -------------

                                                                  INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (5.9%)                                       RATE         DATE            AMOUNT            VALUE
                                                                -------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/05        $ 6,048,123      $   6,048,123
     DATED 9/30/05 (Repurchase value $6,049,751
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $6,048,123)                                                           6,048,123
                                                                                                                -------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $93,274,674) (1)                                                      102,648,097

TOTAL LIABILITIES LESS OTHER ASSETS  (-0.1%)                                                                          (50,643)
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $ 102,597,454
                                                                                                                =============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Growth Allocation Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                     ALLOCATION       SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (96.6%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                            26.1%        1,023,540        $  24,288,605
Value                                                                             24.3%        1,088,651           22,709,260
Small to Mid Cap                                                                  13.4%          456,181           12,549,539
International Equity                                                              16.1%          915,840           14,955,674
High Yield Bond                                                                    5.0%          427,187            4,634,983
Intermediate Fixed-Income                                                          4.9%          388,253            4,542,557
Short-Intermediate Fixed-Income                                                    6.0%          470,201            5,553,071
U.S. Government Money                                                              0.8%          703,708              703,708
                                                                                                                -------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $79,157,505)                                                           89,937,397
                                                                                                                -------------

                                                                 INTEREST       MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (3.2%)                                      RATE          DATE            AMOUNT            VALUE
                                                               --------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/05        $ 3,029,544      $   3,029,544
     DATED 9/30/05 (Repurchase value $3,030,359
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $3,029,544)                                                           3,029,544
                                                                                                                -------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $82,187,049) (1)                                                        92,966,941

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                            199,323
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  93,166,264
                                                                                                                =============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Accessor Aggressive Growth Allocation Fund
Statement of Investments, September 30, 2005 (Unaudited)
DESCRIPTION                                                                    ALLOCATION        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.1%)

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                                                            32.0%          570,709        $  13,542,918
Value                                                                             30.0%          610,827           12,741,850
Small to Mid Cap                                                                  17.2%          265,083            7,292,442
International Equity                                                              19.9%          515,320            8,415,169
U.S. Government Money                                                              0.0%               34                   34
                                                                                                                -------------

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,185,972)                                                           41,992,413
                                                                                                                -------------

                                                                  INTEREST      MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (0.8%)                                       RATE          DATE           AMOUNT             VALUE
                                                                -------------------------------------------------------------
     FIFTH THIRD REPURCHASE AGREEMENT                              3.230%       10/3/2005      $ 339,989            $ 339,989
     DATED 9/30/05 (Repurchase value $340,081)
     collateralized by U.S. Government Agency Securities)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $339,989)                                                               339,989
                                                                                                                -------------
TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $36,525,961) (1)                                                        42,332,402

TOTAL OTHER ASSETS LESS LIABILITIES  (0.1%)                                                                            51,360
                                                                                                                -------------

TOTAL NET ASSETS (100.0%)                                                                                       $  42,383,762
                                                                                                                =============

(1) See Note 6 for important tax information.
SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                               NOTES to Form N-Q
                    For the period ending September 30, 2005

ORGANIZATION

Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 16 diversified funds (individually, a "Fund", and collectively, the "Funds") and this report covers the following 16 funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund") and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation
Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Limited Duration Fund) offers four classes of shares, Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Limited Duration Fund offers one class of shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

SECURITY VALUATION

The Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. EST), except that the NAV per share of the Money Fund and each of the Allocation Funds is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Market shall be based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or on the basis of information furnished by pricing services that use valuation matrices that consider such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.Short-term debt securities maturing in 60 days or less (including investments in the Money Fund) are valued at amortized cost, which approximates market value. Mutual fund investments by the Accessor Allocation Funds are valued at the closing net asset value per share. An investment for which market quotations are not readily available or whose value has been materially affected by events occurring after the close of the exchange or market on or in which the security is principally traded (for example, a foreign exchange or market) is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. For these Funds, investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded on each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates. The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

OFF-BALANCE SHEET RISK

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

OPTIONS TRANSACTIONS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies. When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities-- generally securities of the U.S. Government, its agencies or instrumentalities-- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Repurchase Agreement Collateral as of September 30, 2005


                               ISSUER of                                      INTEREST RATE        MATURITY DATE
                              REPURCHASE                                         (RANGE OF           (RANGE OF
          FUND                 AGREEMENT         ISSUER(S)         PAR        INTEREST RATES)      MATURITY DATES)      MARKET VALUE
Growth                     Fifth Third Bank    FHLMC             $  537,095             4.00%            06/12/13        $  553,228
Value                      Fifth Third Bank    FHLMC              2,833,707             4.00%            06/12/13         2,919,220
Small to Mid Cap           Fifth Third Bank    FHLMC              2,416,496             4.00%            06/12/13         2,489,040
International Equity       Fifth Third Bank    FHLMC              1,762,298             3.45%            03/12/08         1,816,112
High Yield Bond            Fifth Third Bank    FHLMC              1,079,982             4.00%            06/12/13         1,113,237
Intermediate Fixed-Income  Fifth Third Bank    FHLMC              1,723,451             4.00%            06/12/13         1,775,948
Short-Intermediate
Fixed-Income               Fifth Third Bank    FHLMC              1,697,642             4.00%            06/12/13         1,748,819
Mortgage Securities        Fifth Third Bank    FHLMC             38,975,089             3.45%            03/12/08        40,144,815
U.S. Government Money      Fifth Third Bank    FHLMC             11,507,001             3.45%            03/12/08        11,852,316
                                               FHLB, FHLMC,
                                               FNMA, FFCB,
                                               US
                           Morgan Stanley      TREAS            250,000,000     0.00% - 5.75%  10/14/05 - 7/13/20       255,847,000
Limited Duration U.S.
Government                 Fifth Third Bank    FHLMC              1,827,752             3.45%            03/12/08         1,882,831

Income Allocation          Fifth Third Bank    FHLMC              1,324,752             3.45%            03/12/08         1,364,782
Income and Growth
Allocation                 Fifth Third Bank    FHLMC              1,430,893             3.45%            03/12/08         1,474,671
Balanced Allocation        Fifth Third Bank    FHLMC              4,121,534             3.45%            03/12/08         4,245,445
Growth and Income
Allocation                 Fifth Third Bank    FHLMC              6,048,123             3.45%            03/12/08         6,230,315
Growth Allocation          Fifth Third Bank    FHLMC              3,029,544             3.45%            03/12/08         3,121,045
Aggressive Growth
Allocation                 Fifth Third Bank    FHLMC                339,989             4.00%            06/12/13           350,733

FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery. A Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

RESTRICTED SECURITIES

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at September 30, 2005 is detailed in the Schedules of Investments, as applicable.

IDENTIFIED COST

The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at September 30, 2005 were as follows:


                                                 GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED APPRECIATION
                             IDENTIFIED COST       APPRECIATION      (DEPRECIATION)         (DEPRECIATION)
Accessor Fund
Growth                         $121,579,268         18,697,501        $(6,403,927)          $ 12,293,574

Value                            97,488,123         20,653,927         (5,484,013)          $ 15,169,914

Small to Mid Cap                113,096,260         46,122,402         (6,025,014)          $ 40,097,388

International Equity             70,267,830         28,573,282         (2,011,621)          $ 26,561,661


High Yield Bond                  52,185,432          1,511,625         (1,055,102)          $    456,523

Intermediate Fixed-Income        60,212,789            523,804         (1,161,313)          $   (637,509)
Short-Intermediate
Fixed-Income                     79,434,991            143,181         (1,469,639)          $ (1,326,458)

Mortgage Securities             201,458,116            868,607         (2,514,442)          $ (1,645,835)
Limited Duration U.S.
Government                       56,879,712             10,114           (496,637)          $   (486,523)

Accessor Allocation Fund

Income Allocation              $ 14,672,553       $     36,499        $  (228,631)          $   (192,132)

Income and Growth Allocation     27,297,041          1,888,159           (385,853)          $  1,502,306

Balanced Allocation              59,246,331          6,164,228           (617,036)          $  5,547,192

Growth and Income Allocation     93,281,607         10,157,036           (790,546)          $  9,366,490

Growth Allocation                82,206,355         11,320,730           (560,144)          $ 10,760,586

Aggressive Growth Allocation     36,597,249          5,975,360           (240,207)          $  5,735,153

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the registrant's disclosure controls and procedures within 90 days of the filing date of this report that the Registrant's disclosure controls and procedures are reasonably designed to ensure information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time period and that information required to be disclosed by the Registrant in the report that it files or submits on Form N-Q is accumulated and communicated to the
Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There are no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
ACCESSOR FUNDS, INC.

By /s/ Ravindra A. Deo
   ----------------------------------------
   Ravindra A. Deo
   Treasurer

Date  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/  J. Anthony Whatley III
   ----------------------------------------
        J. Anthony Whatley III
        President

Date November 29, 2005

By /s/  Ravindra Deo
   ----------------------------------------
        Ravindra Deo
        Treasurer

Date November 29, 2005

                                       EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.